Registration Nos. 333-38292
                                                                       811-09965
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|

                         Post-Effective Amendment No. 1                    |X|


                                       and


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|

                                Amendment No. 1                            |X|


                        (Check appropriate box or boxes)

                              --------------------

                         THE GUARDIAN SEPARATE ACCOUNT F
               (Exact Name of Registrant as Specified in Charter)

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                    (Address of Principal Executive Offices)
                  Depositor's Telephone Number: (212) 598-8359

               RICHARD T. POTTER, JR., Vice President and Counsel
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)

                                    Copy to:
                             KIMBERLY J. SMITH, ESQ.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                              --------------------

                                  ------------


      It is proposed that this filing will be effective (check appropriate box):

           |_|   immediately upon filing pursuant to paragraph (b) of Rule 485
           |X|   on May 1, 2001 pursuant to paragraph (b) of Rule 485
           |_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(1) of Rule 485
           |_|   75 days after filing pursuant to paragraph (a)(2) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:
           |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                            ------------------------


The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 26, 2001.



================================================================================

                         THE GUARDIAN SEPARATE ACCOUNT F

                        Cross Reference Sheet to Items In
                       Registration Statement on Form N-4

Form N-4 Item No.                                                                       Location
Part A
Item  1.    Cover Page.............................................................     Cover
Item  2.    Definitions............................................................     Special Terms Used in this
                                                                                          Prospectus

Item  3.    Synopsis...............................................................     Summary: What is a Variable Annuity
                                                                                          Contract?; Contract Costs and Expenses
Item  4.    Condensed Financial Information........................................     Performance Results; Appendix A

Item  5.    General Description of Registrant, Depositor and Portfolio
              Companies ...........................................................     The Guardian Insurance & Annuity
                                                                                          Company, Inc.; Variable Investment
                                                                                          Options; Voting Rights
Item  6.    Deductions.............................................................     Expenses; Contract Costs and Expenses;
                                                                                          Distribution of the Contract

Item  7.    General Description of Variable Annuity Contracts......................     Summary: What is a Variable Annuity
                                                                                          Contract?

Item  8.    Annuity Period.........................................................     The Annuity Period
Item  9.    Death Benefit..........................................................     Death Benefits; Contract Anniversary
                                                                                          Enhanced Death Benefit

Item 10.    Purchases and Contract Value...........................................     Buying a Contract; The Acccumulation
                                                                                          Period

Item 11.    Redemptions............................................................     Surrenders and Partial Withdrawals
Item 12.    Taxes..................................................................     Federal Tax Matters
Item 13.    Legal Proceedings......................................................     Legal Proceedings

Item 14.    Table of Contents of the Statement of Additional Information...........     Where to Get More Information


Part B
Item 15.    Cover Page.............................................................     Cover Page
Item 16.    Table of Contents......................................................     Table of Contents
Item 17.    General Information and History........................................     Not Applicable
Item 18.    Services...............................................................     Services to the Separate Account
Item 19.    Purchase of Securities Being Offered...................................     Valuation of Assets of the Separate
                                                                                          Account; Transferability Restrictions
Item 20.    Underwriters...........................................................     Services to the Separate Account
Item 21.    Calculation of Performance Data........................................     Performance Data
Item 22.    Annuity Payments.......................................................     Annuity Payments
Item 23.    Financial Statements...................................................     Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                     [LOGO]

                                  GUARDIAN(SM)

                      Guardian|C|+|C|(SM) variable annuity

              [GRAPHIC OMITTED--picture of retired couple on swings]


                                                             contract prospectus


EB 013651
(5/01)

VARIABLE ANNUITY PROSPECTUS


May 1, 2001


THE GUARDIAN C + C VARIABLE ANNUITY

The Guardian Insurance & Annuity Company, Inc. has applied for a patent for its C-Share Investment Credit Annuity System wherein the variable annuity contract includes an Investment Credit, withdrawal charge percentages which are less than or equal to the Investment Credit percentage, and level asset based compensation to distributors.

THIS PROSPECTUS describes an individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

--------------------------------------------------------------------------------

The contract is issued by The Guardian Insurance & Annuity Company, Inc.
(GIAC) through its Separate Account F (the Separate Account). The contract is designed to provide tax deferred annuity benefits under retirement programs. It will also pay a death benefit if the annuitant dies before annuity payments begin.

This contract provides for an investment credit. Therefore, it may have higher expenses than a similar annuity without such credits or enhancements. Over time, the higher charges could be more than the value of the credits. Accordingly, you should always consider the expenses along with the features and enhancements to be sure this annuity meets your financial needs and goals.

The minimum initial premium payment is $500. For each premium payment you make during the first contract year, we credit an additional 3% (an investment credit) of the net premium (premium minus any annuity taxes) to your accumulation value. Your accumulation value may be invested in up to 20 of the 32 available variable investment options. The variable investment options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds accompany this prospectus.

o  The Guardian Variable Contract Funds, Inc.
   - The Guardian Stock Fund
   - The Guardian VC 500 Index Fund
   - The Guardian VC Asset Allocation Fund
   - The Guardian VC High Yield Bond Fund
o  The Guardian Bond Fund, Inc.
o  The Guardian Cash Fund, Inc.
o  GIAC Funds, Inc.
   - Baillie Gifford International Fund
   - Baillie Gifford Emerging Markets Fund
   - The Guardian Small Cap Stock Fund
o  AIM Variable Insurance Funds
   - AIM V.I. Aggressive Growth Fund
   - AIM V.I. Growth Fund
   - AIM V.I. Government Securities Fund
   - AIM V.I. Value Fund
o  Alger
   - Alger American Leveraged AllCap Portfolio
o  American Century
   - American Century VP Capital Appreciation Fund
o  Fidelity Variable Insurance Products Fund
  (Service Class 2)
   - Fidelity VIP II Contrafund(R) Portfolio
   - Fidelity VIP Equity-Income Portfolio
   - Fidelity VIP Growth Portfolio
   - Fidelity VIP III Balanced Portfolio
o  Janus Aspen Series (Service Shares)
   - Janus Aspen Series Aggressive Growth Portfolio
   - Janus Aspen Series Capital Appreciation Portfolio
   - Janus Aspen Series Flexible Income Portfolio
   - Janus Aspen Series Growth and Income Portfolio
   - Janus Aspen Series Worldwide Growth Portfolio
o  MFS(R)Variable Insurance Trust(SM) (Service Class)
   - MFS Emerging Growth Series

   - MFS Investors Trust Series (formerly MFS Growth with Income Series)

   - MFS New Discovery Series
   - MFS Global Governments Series
   - MFS Capital Opportunities Series

o  The Prudential Series Fund, Inc.

   - Prudential Jennison Portfolio (Class II)
o  Value Line Strategic Asset Management Trust
o  Value Line Centurion Fund

A Statement of Additional Information for the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on the last page of this prospectus.


The Statement of Additional Information, which is also dated May 1, 2001, is incorporated by reference into this prospectus.


--------------------------------------------------------------------------------


The Securities and Exchange Commission has a web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.


These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      CONTENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.
--------------------------------------------------------------------------------


SUMMARY

What is a variable annuity contract? ....................................      1
- How a variable annuity works ..........................................      1
- The annuity period ....................................................      1
- Other contract features ...............................................      1
- Expenses ..............................................................      2
- Deciding to purchase a contract .......................................      2

Expense table ...........................................................      3


The Guardian Insurance & Annuity Company, Inc. ..........................      8


Buying a contract .......................................................      9
-  The application form .................................................      9
-  Payments .............................................................      9

The accumulation period .................................................     10
-  How we allocate your premium payments ................................     10
-  The Separate Account .................................................     10
-  Variable investment options ..........................................     11


-  Transfers ............................................................     15
-  Surrenders and partial withdrawals ...................................     16
-  Managing your annuity ................................................     18

The annuity period ......................................................     20
-  When annuity payments begin ..........................................     20
-  How your annuity payments are calculated .............................     20
-  Variable annuity payout options ......................................     21
-  Fixed-rate annuity payout options ....................................     23

Other contract features .................................................     24
-  Death benefits .......................................................     24
-  Contract anniversary enhanced death benefit ..........................     26
-  Living Benefit Rider (referred to as "Decade") .......................     28

Financial information ...................................................     30
-  How we calculate accumulation unit values ............................     30
-  Contract costs and expenses ..........................................     31
-  Federal tax matters ..................................................     33
-  Performance results ..................................................     39

Your rights and responsibilities ........................................     41
-  Voting rights ........................................................     41
-  Your right to cancel the contract ....................................     41
-  Distribution of the contract .........................................     42


Special terms used in this prospectus ...................................     43

Other information .......................................................     44

-  Legal proceedings ....................................................     44
-  Where to get more information ........................................     44
Appendix A--Summary Financial Information ...............................     45

--------------------------------------------------------------------------------
      SUMMARY
--------------------------------------------------------------------------------
      WHAT IS A VARIABLE ANNUITY CONTRACT?
--------------------------------------------------------------------------------

A VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named as the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity payout option. That's why this product is called a variable annuity.

--------------------------------------------------------------------------------


HOW A VARIABLE ANNUITY WORKS


During the accumulation period, this contract allows you to allocate your net premium payments (premiums less any annuity taxes) and accumulation value to as many as 20 of the 32 available variable investment options. For each premium payment you make during the first contract year, we will credit an additional 3% of the net premium to your accumulation value. The investment credits will be allocated to the variable investment options in the same ratio as the applicable net premium payment.

When you allocate your premiums or investment credits to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments and investment credits allocated to the variable investment options. Further, because this contract provides for an investment credit and may therefore, over time, have higher expenses than a similar annuity without such a credit, no assurance can be given that in certain circumstances, such as a period of poor market performance, the value of the investment credit will exceed these expenses.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 32 investment divisions, corresponding to 32 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen.

The total value of your contract's investment in the investment divisions is known as the accumulation value. It's determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division's units.

The value of units in a variable investment division reflects the investment experience within the division. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Payments to the annuitant under this contract must begin no later than his or her 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on your earnings. You may select one or a combination of four annuity payout options under the contract:

--------------------------------------------------------------------------------
Payout options

Annuity payout options are available on either a variable or fixed-rate basis.
--------------------------------------------------------------------------------

o     Life annuity without a guaranteed period

o     Life annuity with a 10-year guaranteed period

o     Joint and survivor annuity

o     Variable annuity payments to age 100.

The first three payout options are available on either a variable or fixed-rate basis. The fourth option is only available on a variable payout basis. They're described in more detail in the section titled The annuity period.

OTHER CONTRACT FEATURES

Investment credits

During the first contract year, we credit to the contract an investment credit of 3% of each net premium payment you make. There is no specific charge for the investment credit. We will pay the credit out of our surplus, and we will recover it over time from a portion of the proceeds of the surrender charge, contract fee, and mortality and expense risk charge. To the extent that these charges exceed our actual costs, we may generate a profit. Generally, an annuity with investment credits or other premium enhancements may have higher expenses than a similar annuity without such credits or enhancements. Over time, the higher charges could be more than the value of the credits. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals. Please see How we allocate your premium payments.

Transfers among investment options

You can make transfers among the variable investment options at any time. Transfers must comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.


                                                         -----------------------
S U M M A R Y                                            P R O S P E C T U S | 1
                                                         -----------------------

Death benefits

If the annuitant should die (or both the annuitant and contingent annuitant should die, if a contingent annuitant has been named) before annuity payments begin, then we pay a death benefit to the beneficiary. The contract also gives you the option of purchasing a rider that may provide a greater death benefit. Please see Other contract features: Death benefits.

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not available once annuity payments begin. Please see The accumulation period: Surrenders and partial withdrawals. During the annuity period, under payment option V-4, all or a portion of the present value of the remaining payments may be withdrawn. Please see The annuity period: Variable annuity payout options.

EXPENSES

The following are expenses that you will incur as a contract owner:

o Operating expenses for mutual funds comprising the variable investment options


      Management fees, 12b-1 fees, and other expenses associated with the Funds ranged from 0.28% to 1.38% in 2000. Actual charges will depend on the variable investment options you select.


o     Mortality and expense risk charges

      1.55% annually for each of the first four contract years and thereafter 1.45% annually, of the net asset value of your variable investment options.

o     Administrative expenses

      0.20% annually of the net asset value of your variable investment options.

o     Contract fee

      An annual fee of $35, if the accumulation value in your contract is less than $100,000 on your contract's anniversary date.

Please see Financial information: Contract costs and expenses.

The following are expenses that you may incur as a contract owner:

o     Contingent deferred sales charges

      A charge of up to 3% against any amount that you withdraw during the first four contract years that is attributable to premium payments made during the first contract year.


o     Enhanced death benefit expense


      If you choose this benefit, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

o     Living benefit rider expense

      If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

o     Annuity taxes


      A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.


o     Partial withdrawal charge

      During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Please see Financial information: Contract costs and expenses.

--------------------------------------------------------------------------------
Free-look period

You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period.
--------------------------------------------------------------------------------

DECIDING TO PURCHASE A CONTRACT


You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract's terms will vary depending on where you live.

For information about the compensation we pay for sales of the contracts, see Distribution of the Contract.

Please see Appendix A: Summary financial information for more information about Separate Account F and accumulation unit values.


Please see Special terms used in this prospectus for definitions of key terms.


-----------------------
2 | P R O S P E C T U S                                            S U M M A R Y
-----------------------

--------------------------------------------------------------------------------
      Expenses

      The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds. The accompanying Fund prospectuses provide a more complete description of the various costs and expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      EXPENSE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
Sales Charge Imposed on Purchases:                                          None
--------------------------------------------------------------------------------
Transfer Fee:                                                          $25.00(1)
--------------------------------------------------------------------------------
Partial Withdrawal Charge:   Lesser of $25 or 2% of partial withdrawal amount(2)
--------------------------------------------------------------------------------

(1) This fee is not currently charged, but we reserve the right to charge $25.00 for each transfer.

(2) This fee applies to partial withdrawals during the annuity period in excess of 1 per quarter.


Contingent Deferred Sales Charge:

The following charges will be assessed on premiums withdrawn that were paid into your contract during the first contract year.

                                                                      Contingent
                                                           deferred sales charge
Number of contract years completed                                 percentage(1)
--------------------------------------------------------------------------------
0                                                                             3%
--------------------------------------------------------------------------------
1                                                                             2%
--------------------------------------------------------------------------------
2                                                                             1%
--------------------------------------------------------------------------------
3                                                                             1%
--------------------------------------------------------------------------------
4+                                                                            0%
--------------------------------------------------------------------------------

(1) During the first four contract years, you may withdraw in each contract year, without a deferred sales charge, the greater of: (i) the excess of the accumulation value on the date of withdrawal over the aggregate net premium payments made during the first contract year that have not been previously withdrawn, or (ii) 10% of the total premium payments made during the first contract year, minus the aggregate amount of all prior partial withdrawals made during the current contract year.

The maximum contingent deferred sales charge will be equal to 3% of the lesser of (1) the total of all premium payments made during the first contract year; or
(2) the amount withdrawn or surrendered.

ANNUAL CONTRACT FEE
--------------------------------------------------------------------------------
Annual Contract Fee:                                                   $35.00(1)
--------------------------------------------------------------------------------

(1) Where required by state law, this fee may be lower.

--------------------------------------------------------------------------------

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

                                                Contracts          Contracts           Contracts
                                         without Contract      with Contract       with Contract
                                              Anniversary        Anniversary         Anniversary
                                           Enhanced Death     Enhanced Death      Enhanced Death
                                               Benefit or         Benefit or         Benefit and
                                           Living Benefit     Living Benefit      Living Benefit
------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge
  o years 0-4                                       1.55%              1.55%               1.55%
  o years 5 and beyond                              1.45%              1.45%               1.45%
------------------------------------------------------------------------------------------------
Other Separate Account Fees
 o Administrative Charge                            0.20%              0.20%               0.20%
 o Enhanced Death Benefit/
 Living Benefit Charge                              0.00%              0.25%               0.50%
------------------------------------------------------------------------------------------------
Subtotal Other Separate
Account Fees                                        0.20%              0.45%              0.70%
------------------------------------------------------------------------------------------------
Total Separate Account
Level Annual Expenses
  o years 0-4                                       1.75%              2.00%               2.25%
  o years 5 and beyond                              1.65%              1.90%               2.15%
------------------------------------------------------------------------------------------------


                                                         -----------------------
E X P E N S E  T A B L E                                 P R O S P E C T U S | 3
                                                         -----------------------

ANNUAL EXPENSES OF THE FUNDS(1)


(as a percentage of average net assets and after any applicable waivers and expense reimbursements)

                                                                                             Total fund
                                                   Management    Distribution        Other    operating
                                                         fees    (12b-1) fees     expenses     expenses
-------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                                   .50%              --         .04%         .54%
-------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                                   .50%              --         .05%         .55%
-------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                  .50%              --         .02%         .52%
-------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                        .75%              --         .07%         .82%
-------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund(2)                        .25%              --         .03%         .28%
-------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund(3)                 .50%              --         .23%         .73%
-------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                     .60%              --         .30%         .90%
-------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                       .80%              --         .17%         .97%
-------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                   1.00%              --         .38%        1.38%
-------------------------------------------------------------------------------------------------------
Value Line Centurion Fund(4)                             .50%              --         .09%         .59%
-------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust(4)           .50%              --         .07%         .57%
-------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                          .80%              --         .46%       1.26%
-------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                     .61%              --         .22%         .83%
-------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                      .50%              --         .47%         .97%
-------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                      .61%              --         .23%         .84%
-------------------------------------------------------------------------------------------------------
American Century VP
Capital Appreciation Fund                                .98%              --           --         .98%
-------------------------------------------------------------------------------------------------------
Alger American Leveraged
AllCap Portfolio                                         .85%              --         .05%         .90%
-------------------------------------------------------------------------------------------------------

(1) These percentages reflect the actual fees and expenses incurred by each Fund during the year ended December 31, 2000, unless otherwise noted.

(2) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a voluntary assumption of a portion of the ordinary operating expenses by the Fund's adviser. Expenses for the year ended December 31, 2000 were 0.28% after applicable waivers and expense reimbursements, and 0.34% before applicable waivers and expense reimbursements.

(3) Expenses include expenses of the underlying funds in which The Guardian VC Asset Allocation Fund invests its assets. If expenses did not include the expenses of the underlying funds, the Fund's total expenses would be 0.48%.

(4) The operational expenses for Value Line Strategic Asset Management Trust and Value Line Centurion Fund reflect expense reimbursements paid by those funds to us for certain administrative and shareholder servicing expenses that we incur on their behalf. For the year ended December 31, 2000, Value Line Strategic Asset Management Trust incurred expenses of $848,641 and Value Line Centurion Fund incurred expenses of $499,136 in connection with such services.



-----------------------
4 | P R O S P E C T U S                                 E X P E N S E  T A B L E
-----------------------

                                                                                              Total fund
                                                   Management    Distribution        Other     operating
                                                         fees    (12b-1) fees     expenses      expenses
--------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio
(Service Class 2)(5)                                     .57%            .25%         .10%          .92%
--------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
(Service Class 2)(5)                                     .48%            .25%         .10%          .83%
--------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Service Class 2)(5)       .57%            .25%         .09%          .91%
--------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio
(Service Class 2)(5)                                     .43%            .25%         .17%          .85%
--------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth
Portfolio (Service Shares)(6)                            .65%            .25%         .02%          .92%
--------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation
Portfolio (Service Shares)(6)                            .65%            .25%         .02%          .92%
--------------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Income
Portfolio (Service Shares)(6)                            .65%            .25%         .09%          .99%
--------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income
Portfolio (Service Shares)(6)                            .65%            .25%         .21%         1.11%
--------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio
(Service Shares)(6)                                      .65%            .25%         .05%          .95%
--------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (Service Class)(7)            .75%            .20%         .09%         1.04%
--------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (Service Class)(7)
(Formerly MFS Growth With Income Series)                 .75%            .20%         .11%         1.06%
--------------------------------------------------------------------------------------------------------
MFS New Discovery Series (Service Class)(7)              .90%            .20%         .15%         1.25%
--------------------------------------------------------------------------------------------------------
MFS Global Governments Series (Service Class)(7)         .75%            .20%         .15%         1.10%
--------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series (Service Class)(7)      .75%            .20%         .15%         1.10%
--------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio (Class II)(8)              .60%            .25%         .19%         1.04%
--------------------------------------------------------------------------------------------------------

(5) The actual expenses for Fidelity VIP II Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP III Balanced Portfolio were lower because a portion of the brokerage commission that the Funds paid was used to reduce expenses, and/or because through arrangements with the Funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' custodian expenses. With these reductions, actual expenses were .90%, .82%, .90% and .83%, respectively.

(6) Expenses for Janus Aspen Flexible Income, Janus Aspen Aggressive Growth, Janus Aspen Capital Appreciation, Janus Aspen Worldwide Growth, and Janus Aspen Growth and Income Portfolios are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for each Portfolio.

(7) Expenses shown are for the period from the inception of service class shares (May 1, 2000) through December 31, 2000 and are annualized. Expenses for the MFS Funds reflect expense reductions from certain offset arrangements. Had these fee reductions not been taken into account, "Total fund operating expenses" would have been 1.05% for MFS Emerging Growth Series, 1.07% for MFS Investors Trust Series, 1.26% for MFS New Discovery Series, 1.11% for MFS Global Governments Series and 1.11% for MFS Capital Opportunities Series. MFS has contractually agreed, subject to reimbursement, to bear the Series' expenses such that "Other expenses" (after taking into account the expense offset arrangement discussed above) do not exceed 0.15% of the average daily net assets during the fiscal year ending December 31, 2001 for the MFS New Discovery Series, the MFS Global Governments Series, and the MFS Capital Opportunities Series.

(8) Because Prudential Jennison Portfolio commenced offering Class II shares on February 10, 2000, the expenses shown are annualized.



                                                         -----------------------
E X P E N S E  T A B L E                                 P R O S P E C T U S | 5
                                                         -----------------------

Comparison of contract expenses among underlying funds

BC = Basic Contract                     CAEDB         = Contract Anniversary
                                                        Enhanced Death Benefit
LB = Living Benefit                     CAEDB plus LB = Contract Anniversary
                                                        Enhanced Death Benefit
                                                        plus Living Benefit

If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment (excluding any investment credit), assuming a 5% annual return on assets.


                                                       1 Yr.                3 Yrs.               5 Yrs.              10 Yrs.
                                                  ----------------------------------------------------------------------------------
                                                      CAEDB   CAEDB         CAEDB   CAEDB        CAEDB   CAEDB        CAEDB   CAEDB
                                                  BC  or LB  plus LB   BC   or LB  plus LB   BC  or LB  plus LB   BC  or LB  plus LB
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                            55   58      60      86    94      102    130   143     156    272   298     323
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                            55   58      60      87    95      103    130   143     156    273   299     324
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                           55   57      60      86    94      102    129   142     155    270   296     321
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                 58   60      63      95   103      111    144   157     170    301   326     351
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                    52   55      57      78    86       94    116   129     142    245   271     297
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund             57   60      62      93   100      108    140   153     166    292   317     342
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund              59   61      64      98   106      113    149   161     174    309   334     359
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                59   62      65     100   108      116    152   165     178    316   341     365
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund             64   66      69     113   121      128    173   186     198    357   380     404
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                         55   58      61      88    96      104    132   145     158    278   303     328
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust       55   58      60      88    95      103    131   144     157    275   301     326
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                   62   65      68     109   117      125    167   180     192    345   369     393
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                              58   61      63      96   104      111    145   158     171    302   327     352
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund               59   62      65     100   108      116    152   165     178    316   341     365
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                               58   61      63      96   104      112    145   158     171    303   328     353
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio         59   61      64      98   106      113    149   161     174    309   334     359
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund     60   62      65     100   108      116    153   166     178    317   342     366
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
  (Service Class 2)                               59   62      64      99   106      114    150   162     175    311   336     361
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
  (Service Class 2)                               58   61      63      96   104      111    145   158     171    302   327     352
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio
  (Service Class 2)                               59   61      64      98   106      114    149   162     175    310   335     360
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio
  (Service Class 2)                               58   61      63      96   104      112    146   159     172    304   329     354
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth Portfolio
  (Service Shares)                                59   62      64      99   106      114    150   162     175    311   336     361
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation
  Portfolio (Service Shares)                      59   62      64      99   106      114    150   162     175    211   336     361
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Income Portfolio
  (Service Shares)                                60   62      65     101   109      116    153   166     179    318   343     367
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio
  (Service Shares)                                61   64      66     114   112      120    159   172     185    330   355     379
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio
  (Service Shares)                                59   62      64      99   107      115    151   164     177    314   339     363
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (Service Class)        60   63      65     102   110      118    156   169     181    323   348     372
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (Service Class)        60   63      66     103   111      118    157   170     182    325   350     374
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (Service Class)          62   65      68     109   117      124    167   179     192    344   368     392
------------------------------------------------------------------------------------------------------------------------------------
MFS Global Governments Series (Service Class)     61   63      66     104   112      120    159   172     184    329   354     378
------------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series
  (Service Class)                                 61   63      66     104   112      120    159   172     184    329   354     378
------------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio (Class II)          60   63      65     102   110      118    156   169     181    323   348     372
------------------------------------------------------------------------------------------------------------------------------------



-----------------------
6 | P R O S P E C T U S                                 E X P E N S E  T A B L E
-----------------------

If you do not surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment (excluding any investment credit), assuming a 5% annual return on assets.


                                                       1 Yr.                3 Yrs.               5 Yrs.              10 Yrs.
                                                  ----------------------------------------------------------------------------------
                                                      CAEDB   CAEDB         CAEDB   CAEDB        CAEDB   CAEDB        CAEDB   CAEDB
                                                  BC  or LB  plus LB   BC   or LB  plus LB   BC  or LB  plus LB   BC  or LB  plus LB
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                            25   28      30      77    84       92    130   143     156    272   298     323
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                            25   28      30      77    85       93    130   143     156    273   299     324
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                           25   27      30      76    84       92    129   142     155    270   296     321
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                 28   30      33      85    93      101    144   157     170    301   326     351
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                    22   25      27      68    76       84    116   129     142    245   271     297
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund             27   30      32      83    90       98    140   153     166    292   317     342
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund              29   31      34      88    96      103    149   161     174    309   384     359
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                29   32      35      90    98      106    152   165     178    316   341     365
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund             34   36      39     103   111      118    173   186     198    357   380     404
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                         25   28      31      78    86       94    132   145     158    278   303     328
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust       25   28      30      78    85       93    131   144     157    275   301     326
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                   32   35      38      99   107      115    167   180     192    345   369     393
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                              28   31      33      86    94      101    145   158     171    302   327     352
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund               29   32      35      90    98      106    152   165     178    316   341     365
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                               28   31      33      86    94      102    145   158     171    303   328     353
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio         29   31      34      88    96      103    149   161     174    309   334     359
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund     30   32      35      90    98      106    153   166     178    317   342     366
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
  (Service Class 2)                               29   32      34      89    96      104    150   162     175    311   336     361
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
  (Service Class 2)                               28   31      33      86    94      101    145   158     171    302   327     352
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Service Class 2)   29   31      34      88    96      104    149   162     175    310   335     360
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio
  (Service Class 2)                               28   31      33      86    94      102    146   159     172    304   329     354
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth Portfolio
  (Service Shares)                                29   32      34      89    96      104    150   162     175    311   336     361
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation
  Portfolio (Service Shares)                      29   32      34      89    96      104    150   162     175    311   336     361
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Income Portfolio
  (Service Shares)                                30   32      35      91    99      106    153   166     179    318   343     367
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio
  (Service Shares)                                31   34      36      94   102      110    159   172     185    330   355     359
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio
  (Service Shares)                                29   32      34      89    97      105    151   164     177    314   339     363
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (Service Class)        30   33      35      92   107      108    156   169     181    323   348     372
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (Service Class)        30   33      36      93   101      108    157   170     182    325   350     374
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (Service Class)          32   35      38      99   107      114    167   179     192    344   368     392
------------------------------------------------------------------------------------------------------------------------------------
MFS Global Governments Series (Service Class)     31   33      36      94   102      110    159   172     184    329   354     378
------------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series (Service Class)  31   33      36      94   102      110    159   172     184    329   354     378
------------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio (Class II)          30   33      35      92   100      108    156   169     181    323   348     372
------------------------------------------------------------------------------------------------------------------------------------



                                                         -----------------------
E X P E N S E  T A B L E                                 P R O S P E C T U S | 7
                                                         -----------------------

This comparison of contract expenses assumes that the expenses incurred during the periods shown will be the same as those reported in the Expense Table above and that any applicable waivers and expense reimbursements will continue through the periods noted in the examples. The comparison does not represent past or future expenses. Actual expenses may be higher or lower than those shown. The effect of the annual contract administration fee was calculated by: (1) dividing the annual total amount of such fees by the total average net assets of the Separate Account; (2) adding this percentage to annual expenses; and (3) calculating the dollar amounts. In addition, annuity taxes currently imposed by certain states and municipalities on premium payments may reduce the amount of each premium payment available for allocation under the contract.

Historical information about accumulation unit values appears in Appendix A.


--------------------------------------------------------------------------------

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.


The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets of over $11.3 billion as of December 31, 2000. Its financial statements appear in the Statement of Additional Information.


GIAC's executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.


GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2000, Guardian Life had total assets in excess of $32.3 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.


--------------------------------------------------------------------------------


-----------------------
8 | P R O S P E C T U S                                 E X P E N S E  T A B L E
-----------------------

--------------------------------------------------------------------------------
      BUYING A CONTRACT
--------------------------------------------------------------------------------

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
P.O. Box 26210
Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
3900 Burgess Place
Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.


If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.


PAYMENTS

We require a minimum initial premium payment of $500. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan or employer-sponsored plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.


                                                         -----------------------
B U Y I N G  A  C O N T R A C T                          P R O S P E C T U S | 9
                                                         -----------------------

--------------------------------------------------------------------------------
      THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use your net premium payments and any investment credits to purchase accumulation units in the variable investment options you have chosen, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the Funds you invest in. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as the value of investments rises and falls in the variable investment options.

      Accumulation units
--------------------------------------------------------------------------------
      The value of accumulation units will vary as the value of investments rises and falls in the variable investment options.
--------------------------------------------------------------------------------

We credit to the contract an investment credit of 3% of each net premium payment made during the first contract year. Each investment credit is credited to the contract when the applicable net premium payment is allocated to the variable investment options. Investment credits are applied pro-rata to the variable investment options in the same ratio as the applicable net premium payment. Investment credits posted during the free-look period vest after the expiration of the free-look period. Investment credits posted after expiration of the free-look period vest immediately.

You can change your investment option selections by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 variable investment options, at any given time.

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account F, to receive and invest your premium payments in the variable investment options. The Separate Account has 32 investment divisions, corresponding to the 32 Funds available to you. The performance of each division is based on the Fund in which it invests.

The Separate Account was established on February 24, 2000 under Delaware law. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. Delaware insurance law provides that the assets of the Separate Account equal to


------------------------
10 | P R O S P E C T U S                    A C C U M U L A T I O N  P E R I O D
------------------------
its reserves and other liabilities are not chargeable with GIAC's obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.


Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC's responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we'll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

o eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers),


o     deregistering the Separate Account under the 1940 Act,

o operating the Separate Account as a management investment company, or in another permissible form,

o     combining two or more Separate Accounts or investment divisions,

o transferring assets between investment divisions, or into another Separate Account, or into GIAC's general account,

o modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code, and

o adding to or suspending your ability to make allocations or transfers into any variable investment option.

--------------------------------------------------------------------------------
      Variable investment options

      You may choose to invest in a maximum of 20 of the 32 variable investment options at any time.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS


You may choose to invest in a maximum of 20 of the 32 variable investment options at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.


The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.


                                                        ------------------------
A C C U M U L A T I O N  P E R I O D                    P R O S P E C T U S | 11
                                                        ------------------------

Variable investment options

Fund                                      Investment objectives                       Typical investments
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                   Long-term growth of capital                 U.S. common stocks
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund            Seeks to match the investment performance   Common stocks of companies in the S&P
                                          of the Standard & Poor's 500 Composite      Index, which emphasizes large U.S.
                                          Stock Price Index (the "S&P Index")         companies
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund         Long-term growth of capital                 U.S. common stocks of companies with
                                                                                      small market capitalization
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                    Maximum income without undue                Investment grade debt obligations
                                          risk of principal; capital appreciation
                                          as a secondary objective
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund      Current income; capital appreciation is     Corporate bonds and other debt a
                                          secondary objective                         securities rated below investment grade
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                    High level of current income consistent     Money market instruments
                                          with liquidity and preservation of
                                          capital
------------------------------------------------------------------------------------------------------------------------------------

The Guardian VC Asset Allocation Fund     Long-term total investment return           Shares of The Guardian VC 500 Index
                                          consistent with moderate investment risk    Fund, The Guardian Stock Fund, The
                                                                                      Guardian Bond Fund, and The Guardian
                                                                                      Cash Fund

------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund        Long-term capital appreciation              Common stocks and convertible
                                                                                      securities issued by foreign companies
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund     Long-term capital appreciation              Common stocks and convertible
                                                                                      securities of emerging market
                                                                                      companies
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                 Long-term growth of capital                 U.S. common stocks with selections
                                                                                      based on the Value Line Timeliness(TM)
                                                                                      Ranking System
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset                High total investment return                U.S. common stocks with selections
Management Trust                          consistent with reasonable risk             based on the Value Line
                                                                                      Ranking Systems, bonds and money
                                                                                      market instruments
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund           Long-term growth of capital                 Common stocks, convertible bonds,
                                                                                      convertible preferred stocks and warrants
                                                                                      of small and medium sized companies
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                      Growth of capital                           Seasoned and better capitalized companies
                                                                                      considered to have strong earnings momentum.
                                                                                      May also invest in foreign securities
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Government Securities Fund       Achieve a high level of current income      Debt securities issued, guaranteed or
                                          consistent with reasonable concern for      otherwise backed by the U.S. government
                                          safety of principal
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                       Long-term growth of capital. Income as a    Equity securities judged to be
                                          secondary objective                         undervalued by the investment adviser

------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap           Long-term capital appreciation              Equity securities of companies of any
Portfolio                                                                             size which demonstrate promising
                                                                                      growth potential
------------------------------------------------------------------------------------------------------------------------------------
American Century VP                       Capital growth                              Common stocks of U.S. and foreign
Capital Appreciation Fund                                                             companies
------------------------------------------------------------------------------------------------------------------------------------


------------------------
12 | P R O S P E C T U S                    A C C U M U L A T I O N  P E R I O D
------------------------

Variable investment options

Fund                                      Investment objectives                       Typical investments
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio   Long-term capital appreciation              U.S. and foreign common stocks of
                                                                                      companies believed to be undervalued
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio      Reasonable income; also considers           Income-producing equity securities
                                          potential for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio             Capital appreciation                        Common stocks believed to have
                                                                                      above-average growth potential
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio       Income and growth of capital                Balance between stocks, bonds and
                                                                                      other debt securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth      Long-term growth of capital                 Equity securities of medium-sized
Portfolio                                                                             companies; non-diversified
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation   Long-term growth of capital                 Equity securities of companies of any
Portfolio                                                                             size; non-diversified
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Income        Maximum total return consistent             Income producing securities such as
Portfolio                                 with preservation of capital                corporate bonds and notes, government
                                                                                      securities and preferred stock
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income      Long-term capital growth                    Equity securities selected primarily for
Portfolio                                 and current income                          their growth potential
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth       Long-term growth of capital in a manner     Common stocks of foreign and U.S.
Portfolio                                 consistent with preservation of capital     issuers; usually invests in at least
                                                                                      five countries, including the U.S.
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                Long-term growth of capital                 Common stocks of emerging growth
                                                                                      companies of any size
------------------------------------------------------------------------------------------------------------------------------------

MFS Investors Trust Series                Long-term growth of capital                 Equity securities issued by U.S. and
(formerly MFS Growth With                 with a secondary objective to seek          foreign companies
Income Series)                            reasonable current income

------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                  To seek capital appreciation                Equity securities of companies that
                                                                                      offer superior prospects for growth,
                                                                                      both U.S. and foreign
------------------------------------------------------------------------------------------------------------------------------------
MFS Global Governments Series             Income and capital appreciation             U.S. and foreign government securities,
                                                                                      corporate bonds and mortgage-backed
                                                                                      and asset-backed securities
------------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series          Capital appreciation                        Common stocks and related securities
                                                                                      such as preferred stocks, convertible
                                                                                      securities and depositary receipts for
                                                                                      these securities
------------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio             Long-term growth of capital                 Equity securities of major, established
                                                                                      corporations believed to have above
                                                                                      average growth prospects
------------------------------------------------------------------------------------------------------------------------------------

Some of these Funds may not be available in your state.


Some Funds have similar investment objectives and policies to other funds managed by the same adviser. The Funds may also have the same or similar names as mutual funds available directly to the public on a retail basis. The Funds are not the same funds as these publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.


Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.


                                                        ------------------------
A C C U M U L A T I O N  P E R I O D                    P R O S P E C T U S | 13
                                                        ------------------------

Some investment advisers (or their affiliates) may pay us compensation for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., MFS Investment Management, A I M Advisors, Inc., Janus Capital Corporation, American Century, Fidelity Management & Research Company and Jennison Associates LLC. We may also receive 12b-1 fees from a Fund. The amount of compensation is usually based on assets of the relevant variable investment options from contracts that we issue. Some advisers and Funds may pay us more than others.


The Funds' investment advisers and their principal business addresses are shown in the table below.

--------------------------------------------------------------------------------
      Before investing

      Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.
--------------------------------------------------------------------------------

Investment advisers

                                                 Investment adviser
Fund                                             and principal business address
-----------------------------------------------------------------------------------------------
The Guardian Stock Fund                          Guardian Investor Services Corporation
The Guardian Small Cap Stock Fund                7 Hanover Square
The Guardian Bond Fund                           New York, New York 10004
The Guardian Cash Fund
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
-----------------------------------------------------------------------------------------------
Baillie Gifford International Fund               Guardian Baillie Gifford Limited (Adviser)
Baillie Gifford Emerging                         Baillie Gifford Overseas Limited (Sub-adviser)
  Markets Fund                                   1 Rutland Court
                                                 Edinburgh, Scotland EH3 8EY
-----------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio        Fred Alger Management, Inc.
                                                 One World Trade Center, Suite 9333
                                                 New York, New York 10048
-----------------------------------------------------------------------------------------------
Value Line Centurion Fund                        Value Line, Inc.
Value Line Strategic Asset                       220 East 42nd Street
  Management Trust                               New York, New York 10017
-----------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                  A I M Advisors, Inc.
AIM V.I. Growth Fund                             11 Greenway Plaza-- Suite 100
AIM V.I. Government Securities Fund              Houston, Texas 77046-1173
AIM V.I. Value Fund
-----------------------------------------------------------------------------------------------
American Century VP Capital                      American Century Investment
  Appreciation Fund                                Management, Inc.
                                                 4500 Main Street
                                                 Kansas City, Missouri 64111
-----------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio          Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio             82 Devonshire Street
Fidelity VIP Growth Portfolio                    Boston, Massachusetts 02109
Fidelity VIP III Balanced Portfolio
-----------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth Portfolio   Janus Capital Corporation
Janus Aspen Series Capital Appreciation
  Portfolio                                      100 Fillmore Street
Janus Aspen Series Flexible Income Portfolio     Denver, Colorado 80206-4928
Janus Aspen Series Growth and Income Portfolio
Janus Aspen Series Worldwide Growth Portfolio
-----------------------------------------------------------------------------------------------

MFS Investors Trust Series                       MFS Investment Management(R)

MFS Emerging Growth Series                       500 Boylston Street
MFS New Discovery Series                         Boston, Massachusetts 02116
MFS Global Governments Series
MFS Capital Opportunities Series
-----------------------------------------------------------------------------------------------

Prudential Jennison Portfolio                    Jennison Associates LLC
                                                 466 Lexington Avenue
                                                 New York, New York 10017
-----------------------------------------------------------------------------------------------



------------------------
14 | P R O S P E C T U S                    A C C U M U L A T I O N  P E R I O D
------------------------

--------------------------------------------------------------------------------
      Transfers

      You can transfer money between variable investment options both before and after the date annuity payments begin.
--------------------------------------------------------------------------------

TRANSFERS

You can transfer money among variable investment options both before and after the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. Each transfer will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

--------------------------------------------------------------------------------

When you buy a contract, please note:

o     You can choose up to 20 investment options at any one time.

o There are no initial sales charges on the premium payments that you allocate to the variable investment options.

o All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

o When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

o You can arrange to transfer your investments among the divisions by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee and to limit the number of transactions.

o     You can change beneficiaries as long as the annuitant is living.

--------------------------------------------------------------------------------

We will implement a transfer upon receiving your written or telephone instructions in good order. If your request reaches our customer service office before 3:30 p.m. Eastern time on a business day, we will normally implement it that same day.

At this time, we do not limit the number of transfers you may make. However, we have the right to limit the frequency of transfers to not more than once every 30 days. We also reserve the right to limit the number of transfers in any contract year, or to refuse any transfer request if:

o We are concerned that excessive trading by the owner(s) or a specific transfer request or group of transfer requests may have a detrimental effect on the unit value of the share prices of the underlying variable investment options; or

o We are informed by an underlying variable investment option that the purchase or redemption of shares should be restricted due to excessive trading, or that a specific transfer or group of transfers is deemed to have a detrimental effect on share prices of the affected underlying variable investment option.

At this time, we do not charge for transfers; however, we do have the right to impose a fee of up to $25 per transfer. We will deduct any transfer charges on a pro-rata basis from the options you transfer from.


The contract is not designed for market timing activity and frequent transfers. A Fund may restrict or refuse purchases or redemptions of shares in its portfolio if the Fund determines that the activity is disruptive to the management of the portfolio's investments. If a Fund exercises its right to restrict or refuse transactions by the Separate Account as a result of your activity we will not process your transfer request.



                                                        ------------------------
A C C U M U L A T I O N  P E R I O D                    P R O S P E C T U S | 15
                                                        ------------------------

--------------------------------------------------------------------------------

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services Corporation, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone transfer we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone transfers. We may record telephone conversations regarding transfers without disclosure to the caller.

--------------------------------------------------------------------------------

We require proper authorization to honor telephone transfer instructions. If you would like this privilege, please complete a transfer authorization form, or give us authorization on your application. Once we have your authorization on file, you can carry out a telephone transfer by calling 1-800-533-0099 between 9:00 a.m. and 3:30 p.m. Eastern time on any business day when we are open.

During periods of drastic economic or market changes it may be difficult to contact us to request a telephone transfer. At such times, please send your transfer request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We have the right to modify, suspend or discontinue telephone transfer privileges at any time without prior notice.

After the date annuity payments begin, if you have a variable annuity payout option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar month. We must receive your transfer instructions in good order at least 15 days before the due date of the first variable annuity payment to which the transfer applies. If you have elected a fixed annuity payout option, you may not transfer into or out of such option.

--------------------------------------------------------------------------------
      Surrenders and partial withdrawals

      Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.
--------------------------------------------------------------------------------

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it's called a partial withdrawal. During the annuity period, unless you selected variable annuity payout Option V-4, Variable Annuity Payments to age 100, we will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. See Variable annuity payout options.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.


To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. See Contract Costs and Expenses - Contingent Deferred Sales Charge. To effect your request, we will cash variable accumulation units from the variable investment divisions on a pro-rata basis, unless you instruct us differently.



------------------------
16 | P R O S P E C T U S                    A C C U M U L A T I O N  P E R I O D
------------------------

--------------------------------------------------------------------------------
      Special restrictions

      There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.
--------------------------------------------------------------------------------


If you have less than $500 left in your contract after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges, a deferred sales charge and annuity taxes. Please see Financial information: Federal tax matters.


Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

In the first four contract years, you are allowed to make an annual withdrawal from the contract, without paying a deferred sales charge, of an amount equal to the greater of:

o On the date of withdrawal, the excess of the accumulation value over the total of the net premium payments that you have made (and not withdrawn), in the first contract year; or

o 10% of the total premium payments made during the first contract year minus the total of all the withdrawals you already made during the current contract year.


You may request a schedule of systematic partial withdrawals. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts and compliance with tax provisions. Please see Financial
Information: Federal tax matters.

For the purpose of calculating the deferred sales charge and in order to minimize the applicable deferred sales charge, all amounts withdrawn are deemed to be withdrawn on a last-in first-out basis. In other words, we withdraw all available monies before we withdraw first year premium payments, which are subject to a deferred sales charge. Premium payments made in the second contract year and later will not be subject to a deferred sales charge upon withdrawal.


We will send you your payment within seven days of receiving a request from you in good order. Please see Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.


                                                        ------------------------
A C C U M U L A T I O N  P E R I O D                    P R O S P E C T U S | 17
                                                        ------------------------

--------------------------------------------------------------------------------

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner's interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant's employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

--------------------------------------------------------------------------------

MANAGING YOUR ANNUITY


You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing. There is no fee for dollar cost averaging or portfolio rebalancing, but we have the right to introduce one. We also have the right to modify or discontinue either program. We will give you written notice if we take any of these actions. Transfers under either program do not count against any free transfers permitted under the contract.

You may terminate either program at anytime.


--------------------------------------------------------------------------------
      Programs to build your annuity

      You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.
--------------------------------------------------------------------------------

Dollar Cost Averaging Programs

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.


If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of The Guardian Cash Fund investment division. The money can go into one or more of the other variable investment options. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required The Guardian Cash Fund).


--------------------------------------------------------------------------------

Reports


At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract. If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling or writing our Customer Service Office.


--------------------------------------------------------------------------------
You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date on which you wish the transfers to begin.


You may select dollar cost averaging for periods of 12, 24 or 36 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.



------------------------
18 | P R O S P E C T U S                    A C C U M U L A T I O N  P E R I O D
------------------------

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.


Payments

For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

o the New York Stock Exchange is closed for trading or trading has been suspended, or

o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.


                                                        ------------------------
A C C U M U L A T I O N  P E R I O D                    P R O S P E C T U S | 19
                                                        ------------------------

--------------------------------------------------------------------------------
      THE ANNUITY PERIOD
--------------------------------------------------------------------------------

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can't be later than the annuitant's 90th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED


Your annuity payments will be fixed, variable or a combination of both, depending on whether you have chosen a fixed-rate or a variable rate payment option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

o the table in your contract reflecting the gender and nearest age of the annuitant,

o     the annuity payout option you choose and,

o if you choose a variable payment option, the assumed investment return you choose, and the investment returns of the variable investment options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a partial withdrawal from Option V-4 or switch from Option V-4 to Option V-1. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.


The number and amount of your annuity payments won't be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

o     Proceeds of less than $2,000 will be delivered in a single payment.

o We may change the schedule of installment payments to avoid payments of less than $20.

If you choose a variable annuity payment, or a combination of variable and fixed payments, you may choose an assumed investment return


------------------------
20 | P R O S P E C T U S                              A N N U I T Y  P E R I O D
------------------------
on the variable annuity payments of 0%, 3 1/2%, or 5%, if allowed by applicable law or regulation, before we start making payments to you. If no choice is made, an effective annual interest rate of 3 1/2% will be used as the assumed investment return.


The assumed investment return is a critical assumption for calculating variable annuity payments. The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in annuity payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future annuity payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

o If the actual net annual return on investment equals the assumed investment return, the amount of your variable annuity payment will not change.

o If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable annuity payments will increase.

o If the actual net annual return on investment is less than the assumed investment return, the amount of your variable annuity payments will decrease.


The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

--------------------------------------------------------------------------------
      Variable annuity payout options

      o     Option V-1

            Life Annuity without Guaranteed Period

      o     Option V-2

            Life Annuity with 10-Year Guaranteed Period

      o     Option V-3

            Joint and Survivor Annuity

      o     Option V-4

            Variable Annuity Payments to Age 100
--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

All variable annuity payout options are designated with the letter "V." After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.


There are a variety of payout options for you to choose from that we've described below. If you do not make a choice, we will automatically select Option V-2. You may change options if you wish, provided you do so before we begin processing your first annuity payment.


OPTION V-1 - Life Annuity without Guaranteed Period

We make a payment once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option allows for the maximum variable monthly payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that an annuitant could receive only one payment, if he or she dies before the date of the second payment.


                                                       -------------------------
A N N U I T Y  P E R I O D                             P R O S P E C T U S  | 21
                                                       -------------------------

OPTION V-2 - Life Annuity with 10-Year Guaranteed Period

We make a payment once a month during the annuitant's lifetime, but if the annuitant dies before receiving 10 years' worth of payments (120), the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

OPTION V-3 - Joint and Survivor Annuity


We make a payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that the joint annuitants could receive only one payment if they both die before the date of the second payment.


OPTION V-4 - Variable Annuity Payments to Age 100

We make a payment once a month for a whole number of years. The number of years will equal 100 minus the annuitant's age when annuity payments begin. If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary's estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.


Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease. The following conditions apply to partial withdrawals.


o     the payee may not withdraw less than $500,

o     the present value of the remaining payments must be at least $2,000,

o the remaining monthly payment is at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually), and

o one partial withdrawal is permitted each quarter without charge and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at that time (i.e., on an income first basis). In prior rulings, the IRS had


------------------------
22 | P R O S P E C T U S                              A N N U I T Y  P E R I O D
------------------------
concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS's most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect option V-4.

Surrender or partial withdrawal during the annuity period will not trigger a new deferred sales charge; however, if we waived the deferred sales charge when the contract proceeds were applied to the payout option, the present value will be reduced by a portion of the charge that was waived. The reduction in the present value will be the amount obtained by multiplying (a) by the result of (b) divided by (c) where:

(a)   is the deferred sales charge that was waived;

(b) is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would be zero; and

(c) is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would be zero.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

--------------------------------------------------------------------------------
      Fixed-rate annuity payout options

      o     Option F-1

            Life Annuity without Guaranteed Period

      o     Option F-2

            Life Annuity with 10-Year Guaranteed Period

      o     Option F-3

            Joint and Survivor Annuity
--------------------------------------------------------------------------------

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter "F."

OPTION F-1 - Life Annuity without Guaranteed Period

We make a fixed payment once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed monthly payments nor a provision for a death benefit for beneficiaries. It is possible that the annuitant could receive only one payment if he or she dies before the date of the second payment.

OPTION F-2 - Life Annuity with 10-Year Guaranteed Period

We make a fixed payment once a month during the annuitant's lifetime, but if the annuitant dies before receiving 10 years' worth of payments (120), the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.


                                                       -------------------------
A N N U I T Y  P E R I O D                             P R O S P E C T U S  | 23
                                                       -------------------------

--------------------------------------------------------------------------------
      OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

OPTION F-3 - Joint and Survivor Annuity


We make a fixed payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that the joint annuitants could receive only one payment if they both die before the date of the second payment.


--------------------------------------------------------------------------------
      Death benefits

      If the later to survive of the annuitant and the contingent annuitant dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider which may provide a higher death benefit.
--------------------------------------------------------------------------------

DEATH BENEFITS

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit unless you have named a contingent annuitant. If you have named a contingent annuitant, we pay a death benefit prior to the date annuity payments commence upon the death of the later to survive of the annuitant and contingent annuitant. In addition, you have the option of buying an enhanced death benefit rider which may provide a higher death benefit.

The regular death benefit if the annuitant dies before age 85 is the greatest of:

      o the accumulation value of the contract at the end of the valuation period during which we receive proof of death in good order, minus any annuity taxes;


      o the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes; or


      o the accumulation value of the contract as of the reset date immediately preceding the annuitant's date of death, plus any net premiums paid after that date, less the amount of any partial withdrawals after that date, any deferred sales charges paid on any such withdrawals and any annuity taxes. The first reset date is on the seventh contract anniversary. After this, each reset date will be each seventh contract anniversary after that (i.e., the 14th, 21st, 28th contract anniversaries, and so on).

For annuitants aged 80 or older on the contract's issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death in good order, minus any annuity taxes.

If the annuitant is age 85 or older at the time of death, the death benefit payable will be the accumulation value as of the end of the valuation period during which we received proof of death in good order, minus any annuity taxes.

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.


------------------------
24 | P R O S P E C T U S             O T H E R  C O N T R A C T  F E A T U R E S
------------------------

If the annuitant is not a contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary hasn't been named, then we will pay the benefits to you, the contract owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new owner of the contract.

--------------------------------------------------------------------------------
      Primary annuitant

      Please note that the primary annuitant is determined in accordance with
      Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.
--------------------------------------------------------------------------------

We will pay the death benefit in a lump sum unless:

o You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

o You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary's request at least three business days before we pay out the proceeds, and within a year of the annuitant's death.

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new owner of the contract. If you haven't named a joint contract owner, then your beneficiary will become the new owner of the contract. In the event of any contract owner's death, we must distribute all of the owner's interest in the contract according to the Special requirements outlined below.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.


                                                        ------------------------
O T H E R  C O N T R A C T  F E A T U R E S             P R O S P E C T U S | 25
                                                        ------------------------

Special requirements

If a contract owner dies before the annuity commencement date, the following rules apply.

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner's interest:

o     is payable to, or for the benefit of, any new contract owner, and

o will be distributed over the new contract owner's life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of a contract owner's death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If an owner dies on or after the annuity commencement date but before the entire contract has been distributed then the remaining portion must be distributed at least as rapidly as under the method of distribution in effect as of the date of the owner's death.

If any owner of the contract is not an individual, then the annuitant will be treated as the owner of the contract for purposes of these distribution requirements. In this situation, any change in or death of the annuitant will be treated as the death of a contract owner.

CONTRACT ANNIVERSARY
ENHANCED DEATH BENEFIT


When you buy your contract, you can choose to buy an enhanced death benefit. The enhanced death benefit rider is only available if the annuitants are under age
75. If a death benefit is payable and this option is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater.


The enhanced death benefit is available only in states where it has been approved.

This rider has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.


------------------------
26 | P R O S P E C T U S             O T H E R  C O N T R A C T  F E A T U R E S
------------------------

The enhanced death benefit is calculated as follows:

o the highest accumulation value of the contract on any contract anniversary before the annuitant's 85th birthday:

      -     plus any premiums paid after that contract anniversary

      -     minus any partial withdrawals after that contract anniversary


      - minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.


Owners who select this benefit at the time their contract is issued may be eligible for waivers of deferred sales charges. See Contract costs and expenses
- Contingent deferred sales charge.

We will terminate this benefit on the earliest of the following dates:

o     the date the enhanced death benefit is paid out

o     the date the contract terminates

o     the date of the annuitant's 85th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you.


Once the rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death benefits.



                                                        ------------------------
O T H E R  C O N T R A C T  F E A T U R E S             P R O S P E C T U S | 27
                                                        ------------------------

LIVING BENEFIT RIDER (REFERRED TO AS "DECADE")

When you buy your contract, you can choose to buy a living benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

This rider provides for a living benefit on the tenth contract anniversary if the accumulation value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you've made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your accumulation value on the tenth contract anniversary.

If you are eligible to receive the living benefit at the tenth contract anniversary, the living benefit amount will be credited to The Guardian Cash Fund variable investment option.

If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

      o We will not accept any additional premium payments into your contract.

      o You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.


            10%   The Guardian Cash Fund.

            40%   The Guardian Bond Fund or AIM V.I. Government Securities Fund.

            40% AIM V.I. Growth Fund, AIM.V.I. Value Fund, Fidelity VIP Balanced Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Guardian Baillie Gifford International Fund, Guardian Stock Fund, Guardian VC 500 Index Fund, Guardian VC Asset Allocation Fund, Guardian VC High Yield Bond Fund, Janus Aspen Flexible Income Portfolio, Janus Aspen Growth and Income Portfolio, MFS Global Governments Series, MFS Investors Trust Series, Prudential Jennison Portfolio, Value Line Centurion Fund, Value Line Strategic Asset Management Trust.

            10% AIM V.I. Aggressive Growth Fund, Alger American Leveraged Allcap Portfolio, American Century VP Capital Appreciation, Guardian Baillie Gifford Emerging Markets Fund, Guardian Small Cap Stock Fund, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS New Discovery Series.



------------------------
28 | P R O S P E C T U S             O T H E R  C O N T R A C T  F E A T U R E S
------------------------

o On each quarterly anniversary, your accumulation value will be rebalanced to the allocation percentage listed above. Within each Asset Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.

o You may only make transfers to allocation options within the same Asset Allocation Class.

o We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount (or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by:

                             your withdrawal amount
                     ---------------------------------------
                     the accumulation value of your contract

We will terminate the living benefit rider on the earliest of the following dates:

o the date we process any transaction requested by you that is inconsistent with the special rules outlined above

o     the date the annuitant dies

o     the tenth contract anniversary

o     the date the contract terminates

o     the date annuity payments begin

o     the date we receive a written termination request from you.

This rider is only available if it is approved in your state. Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.


                                                        ------------------------
O T H E R  C O N T R A C T  F E A T U R E S             P R O S P E C T U S | 29
                                                        ------------------------

--------------------------------------------------------------------------------
      FINANCIAL INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      The value of your account

      To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.
--------------------------------------------------------------------------------

HOW WE CALCULATE ACCUMULATION UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. To calculate the number of accumulation units you buy with each payment (and any investment credit), we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

o At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

o We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

o Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the enhanced death benefit rider and the living benefit rider where applicable) and subtract them from the above total.


------------------------
30 | P R O S P E C T U S                F I N A N C I A L  I N F O R M A T I O N
------------------------

--------------------------------------------------------------------------------
      Cost and expenses

      No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

      o     expenses of the Funds

      o     mortality and expense risk charge

      o     administrative expenses

      o     contract fee;

      and the following charges may apply:

      o     enhanced death benefit expenses

      o     living benefit rider expenses

      o     contingent deferred sales charge

      o     partial withdrawal charge.

      See accompanying text for details.
--------------------------------------------------------------------------------

CONTRACT COSTS AND EXPENSES


The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.


There is no specific charge for the investment credit. We will pay the credit out of our surplus, and we will recover it over time from the proceeds of the surrender charge, contract fee, and mortality and expense risk charge. To the extent these charges exceed our actual costs, we may generate a profit.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds


The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds' prospectuses.


Mortality and expense risk charge

To cover our mortality and expense risks, during the first four contract years you will pay a daily charge based on an annual rate of 1.55% of the value of the assets in your variable investment options. Thereafter, the charge will be based on an annual rate of 1.45%. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the value of the assets in your variable investment options for our administrative expenses.

Enhanced death benefit expenses

If you choose the enhanced death benefit and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the value of the assets in your variable investment options.

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the value of the assets in your variable investment options.


                                                        ------------------------
F I N A N C I A L  I N F O R M A T I O N                P R O S P E C T U S | 31
                                                        ------------------------

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract's accumulation value attributable to each variable investment option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year on the date of surrender. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.

In addition, the following charges may apply:


Deferred sales charges
--------------------------------------------------------------------------------
Number of contract                                                      Deferred
years completed                                                            sales
                                                                          charge
                                                                             (%)
--------------------------------------------------------------------------------
0                                                                              3
--------------------------------------------------------------------------------
1                                                                              2
--------------------------------------------------------------------------------
2                                                                              1
--------------------------------------------------------------------------------
3                                                                              1
--------------------------------------------------------------------------------
4+                                                                             0
--------------------------------------------------------------------------------


Contingent deferred sales charge

If you make a partial withdrawal from your account or surrender your contract during the first four contract years, you may pay a deferred sales charge on any amount that was paid into your contract during the first contract year. This charge compensates us for expenses related to the sale of contracts.

When we calculate the deferred sales charge, all amounts taken out are deemed to be withdrawn on a last-in, first-out basis. We do this to minimize the amount you owe. Deferred sales charges are listed in the table.

The maximum contingent deferred sales charge that you will pay is equal to 3% of the lesser of: (i) the total of all premium payments made within the first contract year; or (ii) the amount withdrawn or surrendered. However, during the first four contract years, you may make a partial withdrawal without a deferred sales charge, of an amount equal to the greater of: (i) the excess of the accumulation value on the date of withdrawal over the total of the net premium payments that you have made (and not withdrawn) in the first contract year; or
(ii) 10% of the total premium payments made during the first contract year minus the total of all the withdrawals you already made during the current contract year. For purposes of calculating the contingent deferred sales charge, we do not take into account any investment credits.


If you elect the Contract Anniversary Enhanced Death Benefit Option at the time the contract is issued we may waive surrender charges if you are confined to a long term care facility or hospital for a continuous 90 day period commencing on or after the third contract anniversary or if you are diagnosed to have a terminal illness at any time while the contract is in force.


Annuity taxes


Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we will pay the annuity tax on your behalf and then deduct the same



------------------------
32 | P R O S P E C T U S                F I N A N C I A L  I N F O R M A T I O N
------------------------
amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.


Partial withdrawal charge

During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.


--------------------------------------------------------------------------------
      Tax advice

      Consult your tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      Deferring tax

      When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.
--------------------------------------------------------------------------------

FEDERAL TAX MATTERS


The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).


We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won't be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract's accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are


                                                        ------------------------
F I N A N C I A L  I N F O R M A T I O N                P R O S P E C T U S | 33
                                                        ------------------------
disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply in other situations and to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person - If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals Before the Annuity Commencement Date - When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner's investment in the contract. Generally, the owner's investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. Investment credits are not considered part of the owner's investment in the contract and will be treated as income when a distribution is taken. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.


Withdrawals After the Annuity Commencement Date - After the Annuity Commencement Date, under Option V-4 the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's

--------------------------------------------------------------------------------
      Employer-sponsored or independent?

      If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.
--------------------------------------------------------------------------------


------------------------
34 | P R O S P E C T U S                F I N A N C I A L  I N F O R M A T I O N
------------------------
investment in the contract at that time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS's most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect option V-4.

Penalty tax on certain withdrawals - In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled, or

o made as part of a series of substantially equal periodic payments for the life - or life expectancy - of the taxpayer.


If you receive systematic payments that you intend to qualify for the substantially periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.


Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity payments - Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits - Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

o if distributed under a payout option, they are taxed in the same way as annuity payments.


                                                        ------------------------
F I N A N C I A L  I N F O R M A T I O N                P R O S P E C T U S | 35
                                                        ------------------------

Transfers, assignments and contract exchanges - Transferring or assigning ownership of a contract, designating an annuitant or payee who is not an owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.


Withholding tax - Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Multiple contracts - All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner's income when a taxable distribution occurs.

--------------------------------------------------------------------------------
      Taxation of annuity payments

      Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.
--------------------------------------------------------------------------------

Taxation of qualified contracts


Qualified arrangements receive tax deferral treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax deferred benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.


Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) - As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of $2,000 or the amount of compensation includible in their gross income for the year. All or a portion of these contributions may be deductible, depending on the person's income.

Distributions from certain pension plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. So-called SIMPLE IRAs under
Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to $6,500 to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.


------------------------
36 | P R O S P E C T U S                F I N A N C I A L  I N F O R M A T I O N
------------------------

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the 10% penalty which generally applies to distributions made before age 59 1/2, a 10% penalty may be imposed for any distribution made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans - Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities - Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, separation from service, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.


Penalty tax on certain withdrawals - Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled

o     made to pay deductible medical expenses

o     made to pay medical insurance premiums if you are unemployed

o     made to pay for qualified higher education expenses



                                                        ------------------------
F I N A N C I A L  I N F O R M A T I O N                P R O S P E C T U S | 37
                                                        ------------------------

o     made for a qualified first time home purchase up to $10,000

o     for IRS levies, or

o made as part of a series of substantially equal periodic payments for the life - or life expectancy - of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty.


Other tax issues - You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the contract comports with IRA qualification requirements.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a), 403(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution to an employee from such a plan, except certain distributions such as distributions required by the Internal Revenue Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to another tax-qualified plan or IRA.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes - other than the charge for state and local premium taxes that we incur - that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic


------------------------
38 | P R O S P E C T U S                F I N A N C I A L  I N F O R M A T I O N
------------------------

--------------------------------------------------------------------------------

Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

--------------------------------------------------------------------------------

burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS


From time to time, we may show performance information for the Separate Account's investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have impacted the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of Additional Information. When we show performance, we'll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.


Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value - all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions. Total return reflects the investment credit (for standard returns only), all Fund expenses, the mortality and expense risks charge, administrative expenses, the contract fee, contingent deferred sales charge, and any other expenses.


                                                        ------------------------
F I N A N C I A L  I N F O R M A T I O N                P R O S P E C T U S | 39
                                                        ------------------------

Yield figures may be quoted for investments in shares of The Guardian Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for The Guardian Cash Fund investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by The Guardian Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.


Advertisements and sales literature for the Separate Account's investment divisions may compare a Fund's performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

o     the types and characteristics of certain securities

o     features of a Fund's portfolio

o     financial markets

o     historical, current or perceived economic trends, and

o     topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

o     Moody's Investors Service, Inc.

o     Standard & Poor's Ratings Group

o     A.M. Best & Co.

o     Duff & Phelps.

These ratings relate only to GIAC's ability to meet its obligations to pay death benefits provided under the contract, not to the performance of the variable investment options.


Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GISC free of charge.


------------------------
40 | P R O S P E C T U S                F I N A N C I A L  I N F O R M A T I O N
------------------------

--------------------------------------------------------------------------------
      YOUR RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------

VOTING RIGHTS

We own the Fund's shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We'll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, if you have selected a variable payout option, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value.

--------------------------------------------------------------------------------
      Free-look period

      During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.
--------------------------------------------------------------------------------

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in good order. You can forward these documents to GIAC's customer service office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we'll refund to you:

o the difference between the gross premiums you paid (including contract fees and other charges) and the amounts we allocated to the variable investment options you chose; and

o the accumulation value of the contract on the date we receive your cancellation.

The above amount payable will be reduced by the accumulation value of any investment credit(s) on the date we receive your cancellation notice. We will return to you any mortality and expense risk charge and administrative expense charge assessed on the accumulation value of the investment credit(s) prior to receipt of your cancellation notice.

If state law requires, you will receive the total premium you paid for the contract instead, not including investment credits.


Y O U R  R I G H T S  A N D                             ------------------------
R E S P O N S I B I L I T I E S                         P R O S P E C T U S | 41
                                                        ------------------------

DISTRIBUTION OF THE CONTRACT


The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of GISC or of broker-dealer firms which have entered into sales agreements with GISC and GIAC. GISC and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. A commission of 1% will be paid on all premium payments received in the first contract year exclusive of investment credits. A commission of 1% per annum of the accumulation value of the contract will be paid quarterly beginning in the second contract year. If the annuitant is age 81 or over at issue, the first year commission will be .60% and the trail commission will be .60%. Trail commissions will continue after the annuity commencement date.

We reserve the right to pay any compensation permissable under state law, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives.

In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

These fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract.


The principal underwriter of the contracts is GISC, located at 7 Hanover Square, New York, New York 10004.


------------------------                             Y O U R  R I G H T S  A N D
42 | P R O S P E C T U S                         R E S P O N S I B I L I T I E S
------------------------

--------------------------------------------------------------------------------
      SPECIAL TERMS USED IN THIS PROSPECTUS
--------------------------------------------------------------------------------

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A measure used to determine the value of a contract owner's interest under the contract before annuity payments begin.

Accumulation value

The value of all the accumulation units in the variable investment options credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contract begin.

Annuity payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Contingent annuitant

A contingent annuitant is the person you name in the application to become the annuitant if the annuitant dies before the annuity commencement date. A contingent annuitant may be named only if the owner and the annuitant are not the same person. Only the owner may change a contingent annuitant.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contract owner

You (or your); the person(s) or entity designated as the owner in the contract.

Funds


The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.


Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction.

Investment credit

During the first contract year, a credit of 3% of each net premium payment that is credited to this contract at the time a net premium payment is allocated to your contract's allocation options.

Reset date

The first reset date occurs on the seventh contract anniversary of the contract, excluding any additional benefit riders. Thereafter, each reset date occurs on each subsequent seventh contract anniversary.

Valuation date

A date on which accumulation unit values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading. Valuations for any date other than a valuation date will be determined on the next valuation date.

Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options

The Funds underlying the contract are the variable investment options available for allocations of net premium payments and accumulation values.


S P E C I A L  T E R M S  U S E D                       ------------------------
I N  T H I S  P R O S P E C T U S                       P R O S P E C T U S | 43
                                                        ------------------------

--------------------------------------------------------------------------------
      OTHER INFORMATION
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS

Neither the Separate Account nor GIAC is a party to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
Box 26210
Lehigh Valley, Pennsylvania  18002

The SAI contains the following information:

o     Services to the Separate Account

o     Annuity payments

o     Tax status of the contracts

o     Performance data

o     Valuation of assets of the Separate Account

o     Transferability restrictions

o     Experts

o     Financial statements.


------------------------
44 | P R O S P E C T U S                        O T H E R  I N F O R M A T I O N
------------------------

--------------------------------------------------------------------------------
      APPENDIX A - SUMMARY FINANCIAL INFORMATION
--------------------------------------------------------------------------------


The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account F, which were audited by PricewaterhouseCoopers LLP, independents accountants, for the year ending December 31, 2000. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account F which are included in the Statement of Additional Information.

The Separate Account commenced operations on September 12, 2000. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular accumulation unit value, then that funding option was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of the next year.

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

                                                                                          CONTRACT TYPE
                                                                         -------------------------------------------------
                                                                                                                  ENHANCED
                                                                                                                     DEATH
                                                                                    ENHANCED       LIVING        BENEFIT &
                                                              YEAR                     DEATH      BENEFIT           LIVING
FUND                                                          END         BASIC      BENEFIT        RIDER   BENEFIT RIDERS
--------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                                        2000       10.105       10.099       10.099           10.093
--------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                       2000        8.088        8.083        8.083               --
--------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                                        2000       10.343       10.337       10.337           10.331
--------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                             2000        8.352        8.347           --            8.342
--------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                                2000        9.218        9.212           --            9.207
--------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                         2000        9.738        9.732        9.732               --
--------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                          2000        9.371        9.366           --               --
--------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                            2000        9.353        9.348        9.349               --
--------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                         2000        8.658        8.653           --               --
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                               2000        8.553        8.548        8.548               --
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                          2000        7.854        7.849        7.849            7.845
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                           2000       10.361       10.355       10.355           10.349
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                           2000        9.128        9.123        9.123               --
--------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                     2000        7.981        7.956           --            7.971
--------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Portfolio            2000        8.498        8.493           --               --
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio - Service Class 2        2000        9.416        9.410        9.410            9.405
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2        2000       10.285       10.279           --           10.273
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2               2000        8.804        8.799        8.799               --
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio - Service Class 2         2000        9.565        9.560           --               --
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio - Service Shares      2000        7.131        7.126        7.126            7.122
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio - Service Shares   2000        8.366        8.361           --               --
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio - Service Shares        2000       10.272       10.266           --               --
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio - Service Shares      2000        8.985        8.980        8.980               --
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service Shares       2000        8.603        8.598        8.598               --
--------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series - Service Class                    2000        8.372        8.366           --               --
--------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Service Class                    2000        9.735        9.729           --               --
--------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series - Service Class                      2000        9.354        9.349        9.349               --
--------------------------------------------------------------------------------------------------------------------------
MFS Global Governments Series - Service Class                 2000       10.374           --           --               --
--------------------------------------------------------------------------------------------------------------------------
MFS Capital Oppportunities Series - Service Class             2000        8.886        8.881           --               --
--------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio (Class II)                      2000        8.340        8.335           --            8.330
--------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                                     2000        8.388        8.383           --            8.378
--------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust                   2000        9.352        9.346        9.346               --
--------------------------------------------------------------------------------------------------------------------------



                                                        ------------------------
A P P E N D I X                                         P R O S P E C T U S | 45
                                                        ------------------------

APPENDIX A

Number of accumulation units outstanding at the end of the indicated period:

                                                                                               CONTRACT TYPE
                                                                              -------------------------------------------------
                                                                                                                        ENHANCED
                                                                                                                           DEATH
                                                                                         ENHANCED        LIVING        BENEFIT &
                                                                   YEAR                     DEATH       BENEFIT           LIVING
FUND                                                               END          BASIC     BENEFIT         RIDER   BENEFIT RIDERS
--------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                                             2000       340,712     153,008         5,959            3,726
--------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                            2000       408,595     232,031        12,026               --
--------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                                             2000        31,026      25,052        15,057            7,437
--------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                                  2000       150,297      10,817            --            1,773
--------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                                     2000        20,902      30,348            --              333
--------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                              2000        26,142      59,732         2,226               --
--------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                               2000       108,667         855            --               --
--------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                                 2000       102,369      14,251           228               --
--------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                              2000           898       1,558            --               --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                                    2000        58,870      17,007         1,075               --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                               2000        28,739      18,243           845            4,054
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                                2000        19,443       2,307         8,455               --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                2000        39,797      55,892           519               --
--------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                          2000        21,435      14,083            --            1,812
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Portfolio                 2000        10,955      33,061            --               --
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio - Service Class 2             2000        86,819      34,239         3,387            1,727
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2             2000        40,670       3,627            --              298
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2                    2000        20,581      23,212           791               --
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio - Service Class 2              2000        19,736       2,076            --               --
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio - Service Shares           2000       335,810      60,379         2,958              430
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio - Service Shares        2000        68,005      58,460            --               --
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio - Service Shares             2000         9,818       7,703            --               --
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio - Service Shares           2000        22,894      15,952           776               --
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service Shares            2000       342,876      50,804         2,411               --
--------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series - Service Class                         2000        69,400      15,882            --               --
--------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Service Class                         2000         8,291       5,227            --               --
--------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series - Service Class                           2000        25,431      20,543           587               --
--------------------------------------------------------------------------------------------------------------------------------
MFS Global Governments Series - Service Class                      2000           959          --            --               --
--------------------------------------------------------------------------------------------------------------------------------
MFS Capital Oppportunities Series - Service Class                  2000        19,346      21,767            --               --
--------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio (Class II)                           2000        17,049       8,754            --            5,743
--------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                                          2000        21,898      13,673            --            3,496
--------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust                        2000            13      67,771         6,498               --
--------------------------------------------------------------------------------------------------------------------------------



------------------------
46 | P R O S P E C T U S                                         A P P E N D I X
------------------------

[LOGO]
GUARDIAN(SM)

Issued by:

The Guardian Insurance & Annuity
Company, Inc., a wholly owned subsidiary of The Guardian Life Insurance Company of America, New York, NY

Distributed by:

Guardian Investor Services Corporation(R)
7 Hanover Square
New York, NY 10004
Phone (800) 221-3253
Member: NASD, SIPC

Contract provisions and investment options may vary by state.

--------------------------------------------------------------------------------
Investments in the Guardian C+C(SM) Variable Annuity or any of its investment options are not deposits or obligations of, or guaranteed or endorsed by, any bank or depository institution; further, neither the contract nor such investments are federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other agency. Investment in any of the variable investment options involves risk, including the possible loss of principal.
--------------------------------------------------------------------------------


EB 013651
(5/01) Form nos. IVA-2040 and IVA-2040SN. Individual Flexible Premium Deferred Variable Annuity Contract

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY CONTRACT

Issued Through

THE GUARDIAN SEPARATE ACCOUNT F
OF THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.


STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account F (marketed under the name "The Guardian C+C(SM) Variable Annuity") dated May 1, 2001.


A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                                 P.O. Box 26210
                        Lehigh Valley, Pennsylvania 18002
                                 1-800-221-3253

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

                Table of Contents

                                                                            Page
                                                                            ----

                Services to the Separate Account .......................    B-2

                Annuity Payments .......................................    B-2

                Tax Status of the Contracts ............................    B-3

                Performance Data .......................................    B-4

                Valuation of Assets of the Separate Account ............    B-5

                Transferability Restrictions ...........................    B-5


                Experts - Financial Statements .........................    B-5



EB-013692  9/00


                                                                             ---
S T A T E M E N T  O F  A D D I T I O N A L  I N F O R M A T I O N           B-1
                                                                             ---

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian Separate Account F (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.


Guardian Investor Services Corporation ("GISC"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GISC. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC or of other broker-dealers which have selling agreements with GISC and GIAC. In the years 2000, 1999 and 1998, GIAC paid commissions through GISC with respect to the sales of variable annuity contracts in the amount of $48,391,404, $32,178,498 and $34,195,299, respectively.


ANNUITY PAYMENTS


The objective of the contracts is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment rate must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.


If a contract owner chooses a variable annuity payment, or a combination of variable and fixed payments, he or she may choose an assumed investment return on the variable annuity payments of either 0%, 3 1/2%, or 5%, if allowed by applicable law or regulation. If no choice is made, an effective annual interest rate of 3 1/2% will be used as the assumed investment return. As discussed later, the assumed investment return chosen is compared to the actual returns of the variable investment options chosen to determine the amount of subsequent variable annuity payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the variable investment options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current valuation period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, the Enhanced Death Benefit Rider and/or Living Benefit Rider charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under a variable investment option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.

Determination of the First Monthly Annuity Payment: At the time annuity payments begin, the value of the contract owner's account is determined by multiplying the variable accumulation unit value on the valuation date ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable accumulation units credited to the contract owner's account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.


The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.



---         I N D I V I D U A L  F L E X I B L E  P R E M I U M  D E F E R R E D
B-2                              V A R I A B L E  A N N U I T Y  C O N T R A C T
---

Determination of the Second and Subsequent Monthly Variable Annuity Payments:
The amount of the second and subsequent variable annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation date ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first monthly variable annuity payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the variable investment options are made. If a transfer among the variable investment options is made, the number of annuity units will be adjusted accordingly.


The assumed investment return the contractowner selects under the contract is the measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return selected, the variable annuity payments will remain constant. If the actual net investment return exceeds the assumed investment return selected, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return selected, variable annuity payments will decrease.


The second and subsequent monthly payments made under a fixed annuity payout option will be equal to the amount of the first monthly fixed annuity payment (described above).


We may provide a contract owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the contract owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.


TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


Diversification Requirements. The Internal Revenue Code of 1986, as amended ("Code") requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.


Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the contract.


Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder's death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder's death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.



                                                                             ---
S T A T E M E N T  O F  A D D I T I O N A L  I N F O R M A T I O N           B-3
                                                                             ---

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

PERFORMANCE DATA

We may show performance results for each of the Separate Account's Investment Divisions for various time periods. These results are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular contract owner. Moreover, certain performance information for each Investment Division will reflect the investment experience of its underlying Fund for periods prior to the commencement of operations of the Separate Account (September 12, 2000) if the Fund existed prior to such date. Performance information for periods predating the commencement of operations of the Separate Account will not reflect the effects of any investment credits. Such results will be calculated by applying all contract and Separate Account level charges to the historical Fund performance results for such prior periods. During such prior periods, several of the Funds will have been utilized as the underlying Funds for other separate accounts of GIAC which were established in connection with the issuance of other variable contracts.

Average Annual Total Return Calculations

Average annual total return calculations illustrate each Investment Division's average annual total return over the periods shown. The average annual total return for an Investment Division for a specified period is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                 P(1 + T)n = ERV

      Where:  P   =  A hypothetical purchase of $1,000 from which no sales load is deducted.

              T   =  average annual total return.

              n   =  number of years.

              ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period.


The calculations assume that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period, that no transfers or additional purchase payments were made and the surrender of the contract at the end of each period. The Investment Division's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Investment Division for the period specified. Two types of average annual total return calculations can be shown -- standard and non-standard. Standard average annual return calculations reflect all charges assessed against a contract and at the Separate Account level except for any annuity taxes that may be payable. The charges reflected include any applicable contingent deferred sales charge; the mortality and expense risk charge; and a pro-rated portion of the contract administration fee. See the Prospectus for a detailed description of such charges.


Non-standard average annual total returns are calculated in the same manner as standard returns but may utilize different assumptions and time periods.


Calculation of Yield Quotations for The Guardian Cash Fund Investment Division

The yield of the Investment Division of the Separate Account investing in The Guardian Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or The Guardian Cash Fund and unrealized appreciation and depreciation with respect to The Guardian Cash Fund's portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing
(1) the net change in the value of the contract for the base period (see "Accumulation Period" in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable



---         I N D I V I D U A L  F L E X I B L E  P R E M I U M  D E F E R R E D
B-4                              V A R I A B L E  A N N U I T Y  C O N T R A C T
---
premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division's average contract size. The current annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2000 was 6.11%.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2000 was 6.30%.

The current and effective yields of The Guardian Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in The Guardian Cash Fund's portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.


Performance Comparisons


Advertisements and sales literature for the Separate Account's Investment Divisions and their underlying Funds may compare their performance to other investment vehicles and the separate accounts of other insurance companies as reflected in independent performance data furnished by sources such as Lipper Analytical Services, Inc., Morningstar, and Variable Annuity Research & Data Service, all of which are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. The performance analyses prepared by such services rank issuers on the basis of total return, assuming reinvestment of distributions, but may not take sales charges, redemption fees, or certain expense deductions into consideration. In addition, promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts.

We may provide a contract owner with personalized reports which use historical performance to demonstrate how the performance of the underlying investment options would have affected the selected portfolio value, the contract surrender value, and the death benefit in the accumulation period and the income stream upon annuitization if he/she had purchased the contract at some time in the past. These reports are based upon historical information and are not necessarily representative of future performance.


VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC's Board of Directors.

TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.


                                                                             ---
S T A T E M E N T  O F  A D D I T I O N A L  I N F O R M A T I O N           B-5
                                                                             ---

EXPERTS - FINANCIAL STATEMENTS


The firm of PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 currently serves as independent accountants for GIAC and the Separate Account.


The financial statements of The Guardian Separate Account F as of December 31, 2000 and for the period October 9, 2000 through December 31, 2000 have been included in this Registration Statement in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of The Guardian Insurance & Annuity Company, Inc., as of December 31, 2000 and 1999 and for each of three years in the period ended December 31, 2000 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of GIAC should be considered only as bearing upon the ability of GIAC to meet its obligations under the contracts.



---         I N D I V I D U A L  F L E X I B L E  P R E M I U M  D E F E R R E D
B-6                              V A R I A B L E  A N N U I T Y  C O N T R A C T
---

                       This page intentionally left blank



                                                                             ---
S T A T E M E N T  O F  A D D I T I O N A L  I N F O R M A T I O N           B-7
                                                                             ---

--------------------------------------------------------------------------------
      FINANCIAL STATEMENTS OF
      THE GUARDIAN SEPARATE ACCOUNT F
--------------------------------------------------------------------------------

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000

                                                                                 Investment Divisions
                                                          --------------------------------------------------------------
                                                                                                   Guardian
                                                                         Guardian     Guardian      VC High
                                                            Guardian       VC 500     VC Asset        Yield     Guardian
                                                               Stock        Index   Allocation         Bond         Bond
                                                          ----------   ----------   ----------   ----------   ----------
Assets:
  Shares owned in underlying fund--Note 1 .............      142,055       48,992       87,341      119,307       69,446
  Net asset value per share (NAV) .....................        37.21         9.72         9.83         8.61        11.75
                                                          ----------   ----------   ----------   ----------   ----------
    Total Assets (Shares x NAV) .......................   $5,285,857   $  476,198   $  858,561   $1,027,230   $  815,989

Liabilities
  Due to the Guardian Insurance & Annuity Company, Inc.        8,258          895        1,026          855        1,562
                                                          ----------   ----------   ----------   ----------   ----------
    Net Assets--Note 4 ................................   $5,277,599   $  475,303   $  857,535   $1,026,375   $  814,427
                                                          ==========   ==========   ==========   ==========   ==========

                                                                                 Investment Divisions
                                                          ----------------------------------------------------------------
                                                                                         Baillie
                                                                            Baillie      Gifford     Guardian        Value
                                                            Guardian        Gifford     Emerging    Small Cap         Line
                                                                Cash  International      Markets        Stock    Centurion
                                                          ----------  -------------   ----------   ----------   ----------
Assets:
  Shares owned in underlying fund--Note 1 .............      510,208         67,384        2,360       85,307       12,042
  Net asset value per share (NAV) .....................        10.00          16.24         9.02        15.96        27.25
                                                          ----------     ----------   ----------   ----------   ----------
    Total Assets (Shares x NAV) .......................   $5,102,080     $1,094,311   $   21,285   $1,361,493   $  328,131

Liabilities
  Due to the Guardian Insurance & Annuity Company, Inc.       16,296          1,460           30        1,074          555
                                                          ----------     ----------   ----------   ----------   ----------
    Net Assets--Note 4 ................................   $5,085,784     $1,092,851   $   21,255   $1,360,419   $  327,576
                                                          ==========     ==========   ==========   ==========   ==========

STATEMENT OF OPERATIONS

For the period October 9, 2000 (commencement of operations) through December 31, 2000

                                                                                               Investment Divisions
                                                                        -----------------------------------------------------------
                                                                                                                Guardian
                                                                                      Guardian     Guardian      VC High
                                                                         Guardian       VC 500     VC Asset        Yield   Guardian
                                                                            Stock        Index   Allocation         Bond       Bond
                                                                        ---------   ----------   ----------   ----------  ---------
Investment Income
  Income:
    Reinvested dividends ............................................   $   2,320    $   1,780    $  21,207    $  54,393  $  25,867
  Expenses--Note 3:
    Mortality and expense risk charges ..............................       8,258          895        1,026          855      1,562
                                                                        ---------    ---------    ---------    ---------  ---------
    Net investment  income/(expense) ................................      (5,938)         885       20,181       53,538     24,305
                                                                        ---------    ---------    ---------    ---------  ---------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............     (44,059)        (408)        (167)          --         (7)
    Reinvested realized gain distributions ..........................     665,474          118       31,117           --         --
                                                                        ---------    ---------    ---------    ---------  ---------
  Net realized gain/(loss) on investments ...........................     621,415         (290)      30,950           --         (7)
  Net change in unrealized appreciation/(depreciation) of investments    (750,713)      (9,255)     (51,311)     (55,277)    (9,644)
                                                                        ---------    ---------    ---------    ---------  ---------
Net realized and unrealized gain/(loss) from investments ............    (129,298)      (9,545)     (20,361)     (55,277)    (9,651)
                                                                        ---------    ---------    ---------    ---------  ---------
Net Increase/(Decrease) in Net Assets
  Resulting  from Operations ........................................   $(135,236)   $  (8,660)   $    (180)   $  (1,739) $  14,654
                                                                        =========    =========    =========    =========  =========

                                                                                             Investment Divisions
                                                                        -----------------------------------------------------------
                                                                                                   Baillie
                                                                                        Baillie    Gifford     Guardian       Value
                                                                        Guardian        Gifford   Emerging    Small Cap        Line
                                                                            Cash  International    Markets        Stock   Centurion
                                                                        --------  -------------  ---------   ----------  ----------
Investment Income
  Income:
    Reinvested dividends ............................................   $ 45,889      $      --  $      --    $      --   $      --
  Expenses--Note 3:
    Mortality and expense risk charges ..............................     16,297          1,460         30        1,074         555
                                                                        --------      ---------  ---------    ---------   ---------
    Net investment  income/(expense) ................................     29,592         (1,460)       (30)      (1,074)       (555)
                                                                        --------      ---------  ---------    ---------   ---------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............         --         36,210         --       52,010          --
    Reinvested realized gain distributions ..........................         --         47,612        391       14,984          --
                                                                        --------      ---------  ---------    ---------   ---------
  Net realized gain/(loss) on investments ...........................         --         83,822        391       66,994          --
  Net change in unrealized appreciation/(depreciation) of investments         --         15,017     (1,115)       1,494     (24,066)
                                                                        --------      ---------  ---------    ---------   ---------
Net realized and unrealized gain/(loss) from investments ............         --         98,839       (724)      68,488     (24,066)
                                                                        --------      ---------  ---------    ---------   ---------
Net Increase/(Decrease) in Net Assets
  Resulting  from Operations ........................................   $ 29,592      $  97,379  $    (754)   $  67,414   $ (24,621)
                                                                        ========      =========  =========    =========   =========

See Notes to financial statements.


                                   B-8 & B-9

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000

                                                                      Investment Divisions
                                            ---------------------------------------------------------------------------
                                            Value Line                                                            Alger
                                             Strategic     AIM V.I.                  AIM V.I.                  American
                                                 Asset   Aggressive     AIM V.I.   Government     AIM V.I.    Leveraged
                                            Management       Growth       Growth   Securities        Value       AllCap
                                            ----------   ----------   ----------   ----------   ----------   ----------
Assets:
  Shares owned in underlying fund--Note 1       84,267       45,083       16,441       34,983       32,215        7,697
  Net asset value per share (NAV) .......        23.62        14.62        24.82        11.16        27.31        38.80
                                            ----------   ----------   ----------   ----------   ----------   ----------
    Total Assets (Shares x NAV) .........   $1,990,393   $  659,120   $  408,060   $  390,414   $  879,793   $  298,643

Liabilities:
  Due to the Guardian Insurance & Annuity
  Company, Inc. .........................        3,942        1,017          715          765        1,871          807
                                            ----------   ----------   ----------   ----------   ----------   ----------
  Net Assets--Note 4 ....................   $1,986,451   $  658,103   $  407,345   $  389,649   $  877,922   $  297,836
                                            ==========   ==========   ==========   ==========   ==========   ==========

                                                             Fidelity       Fidelity     Fidelity     Fidelity
                                                American          VIP    VIP Equity-          VIP          VIP
                                              Century VP   Contrafund         Income       Growth     Balanced
                                                 Capital      Service        Service      Service      Service
                                            Appreciation      Class 2        Class 2      Class 2      Class 2
                                            ------------   ----------    -----------   ----------   ----------
Assets:
  Shares owned in underlying fund--Note 1         23,734       50,327         18,088        9,055       14,545
  Net asset value per share (NAV) .......          15.79        23.64          25.41        43.43        14.37
                                              ----------   ----------     ----------   ----------   ----------
    Total Assets (Shares x NAV) .........     $  374,854   $1,189,732     $  459,625   $  393,279   $  209,009

Liabilities:
  Due to the Guardian Insurance & Annuity
  Company, Inc. .........................            977        1,938            973          887          394
                                              ----------   ----------     ----------   ----------   ----------
  Net Assets--Note 4 ....................     $  373,877   $1,187,794     $  458,652   $  392,392   $  208,615
                                              ==========   ==========     ==========   ==========   ==========

STATEMENT OF OPERATIONS

For the period October 9, 2000 (commencement of operations) through December 31, 2000

                                                                                       Investment Divisions
                                                           ------------------------------------------------------------------------
                                                           Value Line                                                         Alger
                                                            Strategic     AIM V.I.                AIM V.I.                 American
                                                                Asset   Aggressive   AIM V.I.   Government    AIM V.I.    Leveraged
                                                           Management       Growth     Growth   Securities       Value       AllCap
                                                           ----------   ----------   --------   ----------   ---------   ----------
Investment Income
  Income:
    Reinvested dividends ...............................   $       --   $       --   $     31   $   15,072   $     774   $       --
   Expenses--Note 3:
    Mortality and expense risk charges .................        3,942        1,017        714          764       1,871          807
                                                           ----------   ----------   --------   ----------   ---------   ----------
    Net investment  income/(expense) ...................       (3,942)      (1,017)      (683)      14,308      (1,097)        (807)
                                                           ----------   ----------   --------   ----------   ---------   ----------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..         (910)      (1,157)      (182)         (35)     (2,105)        (149)
    Reinvested realized gain distributions .............           --           --     10,846           --      26,947           --
                                                           ----------   ----------   --------   ----------   ---------   ----------
  Net realized gain/(loss) on investments ..............         (910)      (1,157)    10,664          (35)     24,842         (149)
  Net change in unrealized appreciation/(depreciation)
     of investments ....................................       (9,296)      (4,952)   (43,600)      (7,703)    (30,748)     (38,240)
                                                           ----------   ----------   --------   ----------   ---------   ----------
Net realized and unrealized gain/(loss) from investments      (10,206)      (6,109)   (32,936)      (7,738)     (5,906)     (38,389)
                                                           ----------   ----------   --------   ----------   ---------   ----------
Net Increase/(Decrease) in Net Assets Resulting
  from Operations ......................................   $  (14,148)  $   (7,126)  $(33,619)  $    6,570   $  (7,003)  $  (39,196)
                                                           ==========   ==========   ========   ==========   =========   ==========


                                                                            Fidelity       Fidelity     Fidelity     Fidelity
                                                               American          VIP    VIP Equity-          VIP          VIP
                                                             Century VP   Contrafund         Income       Growth     Balanced
                                                                Capital      Service        Service      Service      Service
                                                           Appreciation      Class 2        Class 2      Class 2      Class 2
                                                           ------------   ----------    -----------   ----------   ----------
Investment Income
  Income:
    Reinvested dividends ...............................   $         --   $       --    $        --   $       --   $       --
   Expenses--Note 3:
    Mortality and expense risk charges .................            977        1,938            973          887          394
                                                           ------------   ----------    -----------   ----------   ----------
    Net investment  income/(expense) ...................           (977)      (1,938)          (973)        (887)        (394)
                                                           ------------   ----------    -----------   ----------   ----------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..         (1,279)      (2,255)           109           --         (188)
    Reinvested realized gain distributions .............             --           --             --           --           --
                                                           ------------   ----------    -----------   ----------   ----------
  Net realized gain/(loss) on investments ..............         (1,279)      (2,255)           109           --         (188)
  Net change in unrealized appreciation/(depreciation)
     of investments ....................................         (8,133)       8,391         12,227      (20,267)        (963)
                                                           ------------   ----------    -----------   ----------   ----------
Net realized and unrealized gain/(loss) from investments         (9,412)       6,136         12,336      (20,267)      (1,151)
                                                           ------------   ----------    -----------   ----------   ----------
Net Increase/(Decrease) in Net Assets Resulting
  from Operations ......................................   $    (10,389)  $    4,198    $    11,363   $  (21,154)  $   (1,545)
                                                           ============   ==========    ===========   ==========   ==========

See Notes to financial statements.


                                  B-10 & B-11

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000

                                                                          Investment Divisions
                                           --------------------------------------------------------------------------------------
                                           Janus Aspen    Janus Aspen    Janus Aspen    Janus Aspen    Janus Aspen            MFS
                                            Aggressive        Capital     Growth and       Flexible      Worldwide       Emerging
                                                Growth   Appreciation         Income         Income         Growth         Growth
                                               Service        Service        Service        Service        Service        Service
                                                Shares         Shares         Shares         Shares         Shares          Class
                                            ----------   ------------     ----------     ----------     ----------     ----------
Assets:
  Shares owned in underlying fund--Note 1       79,270         39,922         20,548         15,526         92,781         24,820
  Net asset value per share (NAV) .......        35.97          26.54          17.35          11.62          36.77          28.82
                                            ----------     ----------     ----------     ----------     ----------     ----------
    Total Assets (Shares x NAV) .........   $2,851,331     $1,059,524     $  356,502     $  180,416     $3,411,563     $  715,320

Liabilities:
  Due to the Guardian Insurance & Annuity
    Company, Inc. .......................        2,397          1,862            575            491          4,196          1,456
                                            ----------     ----------     ----------     ----------     ----------     ----------
     Net Assets--Note 4 .................   $2,848,934     $1,057,662     $  355,927     $  179,925     $3,407,367     $  713,864
                                            ==========     ==========     ==========     ==========     ==========     ==========


                                                                  Investment Divisions
                                           -----------------------------------------------------------------
                                                     MFS          MFS          MFS          MFS
                                                 Capital       Growth          New       Global
                                           Opportunities  with Income    Discovery  Governments   Prudential
                                                 Service      Service      Service      Service     Jennison
                                                   Class        Class        Class        Class     Class II
                                           -------------  -----------   ----------  -----------   ----------
Assets:
  Shares owned in underlying fund--Note 1         19,013        6,282       26,299          999       11,528
  Net asset value per share (NAV) .......          19.24        20.98        16.59         9.97        22.88
                                              ----------  -----------   ----------  -----------   ----------
    Total Assets (Shares x NAV) .........     $  365,814  $   131,801   $  436,301  $     9,960   $  263,753

Liabilities:
  Due to the Guardian Insurance & Annuity
    Company, Inc. .......................            602          239          878           16          761
                                              ----------  -----------   ----------  -----------   ----------
     Net Assets--Note 4 .................     $  365,212  $   131,562   $  435,423  $     9,944   $  262,992
                                              ==========  ===========   ==========  ===========   ==========

STATEMENT OF OPERATIONS

For the period October 9, 2000 (commencement of operations) through December 31, 2000

                                                                                  Investment Divisions
                                                     ------------------------------------------------------------------------------
                                                     Janus Aspen   Janus Aspen   Janus Aspen   Janus Aspen   Janus Aspen        MFS
                                                      Aggressive       Capital    Growth and      Flexible     Worldwide   Emerging
                                                          Growth  Appreciation        Income        Income        Growth     Growth
                                                         Service       Service       Service       Service       Service    Service
                                                          Shares        Shares        Shares        Shares        Shares      Class
                                                      ----------  ------------   -----------   -----------   -----------   --------
Investment Income
  Income:
    Reinvested dividends ...........................  $       --   $     4,429   $       611   $     2,148  $        448  $      --
  Expenses--Note 3:
    Mortality and expense risk charges .............       2,397         1,862           575           491         4,196      1,456
                                                      ----------   -----------   -----------   -----------  ------------  ---------
    Net investment  income/(expense) ...............      (2,397)        2,567            36         1,657        (3,748)    (1,456)
                                                      ----------   -----------   -----------   -----------  ------------  ---------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of
      investments ..................................      85,426       (14,039)           --           146       (41,693)    (1,917)
    Reinvested realized gain distributions .........          --            --            --            --            --         --
                                                      ----------   -----------   -----------   -----------  ------------  ---------
  Net realized gain/(loss) on investments ..........      85,426       (14,039)           --           146       (41,693)    (1,917)
Net change in unrealized appreciation/(depreciation)
  of investments ...................................     (39,138)      (31,350)       (6,658)        2,463        17,914    (26,804)
                                                      ----------   -----------   -----------   -----------  ------------  ---------
Net realized and unrealized gain/(loss) from
  investments ......................................      46,288       (45,389)       (6,658)        2,609       (23,779)   (28,721)
                                                      ----------   -----------   -----------   -----------  ------------  ---------
Net Increase/(Decrease) in Net Assets Resulting
  from Operations ..................................  $   43,891   $   (42,822)  $    (6,622)  $     4,266  $    (27,527) $ (30,177)
                                                      ==========   ===========   ===========   ===========  ============  =========

                                                                                  Investment Divisions
                                                         --------------------------------------------------------------------
                                                                   MFS            MFS          MFS           MFS
                                                               Capital         Growth          New        Global
                                                         Opportunities    with Income    Discovery   Governments   Prudential
                                                               Service        Service      Service       Service     Jennison
                                                                 Class          Class        Class         Class     Class II
                                                         -------------    -----------   ----------   -----------   ----------
Investment Income
  Income:
    Reinvested dividends ...............................   $        --    $        --   $       --   $        --   $       --
  Expenses--Note 3:
    Mortality and expense risk charges .................           602            239          878            16          761
                                                           -----------    -----------   ----------   -----------   ----------
    Net investment  income/(expense) ...................          (602)          (239)        (878)          (16)        (761)
                                                           -----------    -----------   ----------   -----------   ----------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of
      investments ......................................          (760)            --           --            --      (30,981)
    Reinvested realized gain distributions .............            --             --           --            --       32,835
                                                           -----------    -----------   ----------   -----------   ----------
  Net realized gain/(loss) on investments ..............          (760)            --           --            --        1,854
Net change in unrealized appreciation/(depreciation)
  of investments .......................................        (4,632)            32        7,972           338      (18,471)
                                                           -----------    -----------   ----------   -----------   ----------
Net realized and unrealized gain/(loss) from
  investments ..........................................        (5,392)            32        7,972           338      (16,617)
                                                           -----------    -----------   ----------   -----------   ----------
Net Increase/(Decrease) in Net Assets Resulting
  from Operations ......................................   $    (5,994)   $      (207)  $    7,094   $       322   $  (17,378)
                                                           ===========    ===========   ==========   ===========   ==========

See Notes to financial statements.


                                  B-12 & B-13

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

For the period October 9, 2000 (commencement of operations) through December 31, 2000

                                                                                                           Guardian
                                                                           Guardian        Guardian         VC High
                                                             Guardian        VC 500        VC Asset           Yield        Guardian
                                                                Stock         Index      Allocation            Bond            Bond
                                                         ------------    ----------    ------------    ------------    ------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) ....................   $     (5,938)   $      885    $     20,181    $     53,538    $     24,305
  Net realized gain/(loss) from sale of investments ..        (44,059)         (408)           (167)             --              (7)
  Reinvested realized gain distributions .............        665,474           118          31,117              --              --
  Net change in unrealized appreciation/(depreciation)
     of investments ..................................       (750,713)       (9,255)        (51,311)        (55,277)         (9,644)
                                                         ------------    ----------    ------------    ------------    ------------
  Net increase/(decrease) resulting from operations ..       (135,236)       (8,660)           (180)         (1,739)         14,654
                                                         ------------    ----------    ------------    ------------    ------------

2000 Policy Transactions
  Net policy purchase payments .......................      4,940,759       470,413         832,730          15,412         733,168
  Transfer between investment divisions ..............        335,756            --              --       1,012,228          44,847
  Transfer of annuity benefits .......................         (4,339)         (262)             --              --            (276)
  Transfer of investment credits .....................        148,223        14,112          24,982             462          21,995
  Transfers--other ...................................         (7,564)         (300)              3              12              39
                                                         ------------    ----------    ------------    ------------    ------------
  Net increase/(decrease) from policy transactions ...      5,412,835       483,963         857,715       1,028,114         799,773
                                                         ------------    ----------    ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ..............      5,277,599       475,303         857,535       1,026,375         814,427
  Net Assets at December 31, 1999 ....................             --            --              --              --              --
                                                         ------------    ----------    ------------    ------------    ------------
  Net Assets at December 31, 2000--Note 4 ............   $  5,277,599    $  475,303    $    857,535    $  1,026,375    $    814,427
                                                         ============    ==========    ============    ============    ============

                                                                                            Baillie
                                                                              Baillie       Gifford       Guardian           Value
                                                             Guardian         Gifford      Emerging      Small Cap            Line
                                                                 Cash   International       Markets          Stock       Centurion
                                                         ------------    ------------    ----------    ------------    -----------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) ....................   $     29,592    $     (1,460)   $      (30)   $     (1,074)   $      (555)
  Net realized gain/(loss) from sale of investments ..             --          36,210            --          52,010             --
  Reinvested realized gain distributions .............             --          47,612           391          14,984             --
  Net change in unrealized appreciation/(depreciation)
     of investments ..................................             --          15,017        (1,115)          1,494        (24,066)
                                                         ------------    ------------    ----------    ------------    -----------
  Net increase/(decrease) resulting from operations ..         29,592          97,379          (754)         67,414        (24,621)
                                                         ------------    ------------    ----------    ------------    -----------

2000 Policy Transactions
  Net policy purchase payments .......................     12,082,230         201,322        15,562         453,995        341,942
  Transfer between investment divisions ..............     (7,384,508)        793,839         5,980         833,623             --
  Transfer of annuity benefits .......................         (5,829)            (89)           --            (352)            --
  Transfer of investment credits .....................        362,467           6,040           467          13,620         10,258
  Transfers--other ...................................          1,832          (5,640)           --          (7,881)            (3)
                                                         ------------    ------------    ----------    ------------    -----------
  Net increase/(decrease) from policy transactions ...      5,056,192         995,472        22,009       1,293,005        352,197
                                                         ------------    ------------    ----------    ------------    -----------
Total Increase/(Decrease) in Net Assets ..............      5,085,784       1,092,851        21,255       1,360,419        327,576
  Net Assets at December 31, 1999 ....................             --              --            --              --             --
                                                         ------------    ------------    ----------    ------------    -----------
  Net Assets at December 31, 2000--Note 4 ............   $  5,085,784    $  1,092,851    $   21,255    $  1,360,419    $   327,576
                                                         ============    ============    ==========    ============    ===========

See Notes to financial statements.


                                  B-14 & B-15

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

For the period October 9, 2000 (commencement of operations) through December 31, 2000

                                                                                     Investment Divisions
                                                         --------------------------------------------------------------------------
                                                          Value Line                                                          Alger
                                                           Strategic      AIMV.I.                  AIM V.I.                American
                                                               Asset   Aggressive     AIM V.I.   Government    AIM V.I.   Leveraged
                                                          Management       Growth       Growth   Securities       Value      AllCap
                                                         -----------   ----------   ----------   ----------   ---------   ---------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense)......................  $    (3,942)  $   (1,017)  $     (683)  $   14,308   $  (1,097)  $    (807)
  Net realized gain/(loss) from sale of investments....         (910)      (1,157)        (182)         (35)     (2,105)       (149)
  Reinvested realized gain distributions...............           --           --       10,846           --      26,947          --
  Net change in unrealized appreciation/(depreciation)
    of investments.....................................       (9,296)      (4,952)     (43,600)      (7,703)    (30,748)    (38,240)
                                                         -----------   ----------   ----------   ----------   ---------   ---------
  Net increase/(decrease) resulting from operations....      (14,148)      (7,126)     (33,619)       6,570      (7,003)    (39,196)
                                                         -----------   ----------   ----------   ----------   ---------   ---------

2000 Policy Transactions
  Net policy purchase payments.........................    1,918,233      649,106      425,648      327,913     849,363     308,176
  Transfer between investment divisions................       26,766       (2,353)       2,353       45,324      10,201      19,625
  Transfer of annuity benefits.........................       (1,571)          --         (462)          --        (226)         --
  Transfer of investment credits.......................       57,547       19,473       12,769        9,837      25,481       9,245
  Transfers--other.....................................         (376)        (997)         656            5         106         (14)
                                                         -----------   ----------   ----------   ----------   ---------   ---------
  Net increase/(decrease) from policy transactions.....    2,000,599      665,229      440,964      383,079     884,925     337,032
                                                         -----------   ----------   ----------   ----------   ---------   ---------
Total Increase/(Decrease) in Net Assets................    1,986,451      658,103      407,345      389,649     877,922     297,836
  Net Assets at December 31, 1999......................           --           --           --           --          --          --
                                                         -----------   ----------   ----------   ----------   ---------   ---------
  Net Assets at December 31, 2000--Note 4..............  $ 1,986,451   $  658,103   $  407,345   $  389,649   $ 877,922   $ 297,836
                                                         ===========   ==========   ==========   ==========   =========   =========

                                                                                   Investment Divisions
                                                          ----------------------------------------------------------------------
                                                                              Fidelity       Fidelity     Fidelity      Fidelity
                                                              American             VIP    VIP Equity-          VIP           VIP
                                                            Century VP      Contrafund         Income       Growth      Balanced
                                                               Capital         Service        Service      Service       Service
                                                          Appreciation         Class 2        Class 2      Class 2       Class 2
                                                          ------------    ------------   ------------   ----------    ----------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense)......................   $       (977)   $     (1,938)  $       (973)  $     (887)   $     (394)
  Net realized gain/(loss) from sale of investments....         (1,279)         (2,255)           109           --          (188)
  Reinvested realized gain distributions...............             --              --             --           --            --
  Net change in unrealized appreciation/(depreciation)
    of investments.....................................         (8,133)          8,391         12,227      (20,267)         (963)
                                                          ------------    ------------   ------------   ----------    ----------
  Net increase/(decrease) resulting from operations....        (10,389)          4,198         11,363      (21,154)       (1,545)
                                                          ------------    ------------   ------------   ----------    ----------

2000 Policy Transactions
  Net policy purchase payments.........................        373,478       1,085,245        379,345      376,599       203,859
  Transfer between investment divisions................             --          68,794         56,523       25,675            --
  Transfer of annuity benefits.........................           (127)         (1,801)            --           --            --
  Transfer of investment credits.......................         11,204          32,557         11,380       11,298         6,116
  Transfers--other.....................................           (289)         (1,199)            41          (26)          185
                                                          ------------    ------------   ------------   ----------    ----------
  Net increase/(decrease) from policy transactions.....        384,266       1,183,596        447,289      413,546       210,160
                                                          ------------    ------------   ------------   ----------    ----------
Total Increase/(Decrease) in Net Assets................        373,877       1,187,794        458,652      392,392       208,615
  Net Assets at December 31, 1999......................             --              --             --           --            --
                                                          ------------    ------------   ------------   ----------    ----------
  Net Assets at December 31, 2000--Note 4..............   $    373,877    $  1,187,794   $    458,652   $  392,392    $  208,615
                                                          ============    ============   ============   ==========    ==========

See Notes to financial statements.


                                  B-16 & B-17

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

For the period October 9, 2000 (commencement of operations) through December 31, 2000

                                                                                   Investment Divisions
                                                         -----------------------------------------------------------------------
                                                         Janus Aspen    Janus Aspen    Janus Aspen    Janus Aspen    Janus Aspen
                                                          Aggressive        Capital     Growth and       Flexible      Worldwide
                                                              Growth   Appreciation         Income         Income         Growth
                                                             Service        Service        Service        Service        Service
                                                              Shares         Shares         Shares         Shares         Shares
                                                         -----------   ------------    -----------    -----------    -----------
2000 Increase/(Decrease) from Operations
   Net investment income/(expense) ...................   $    (2,397)   $     2,567    $        36    $     1,657    $    (3,748)
  Net realized gain/(loss) from sale of investments ..        85,426        (14,039)            --            146        (41,693)
  Reinvested realized gain distributions .............            --             --             --             --             --
  Net change in unrealized appreciation/(depreciation)
    of investments ...................................       (39,138)       (31,350)        (6,658)         2,463         17,914
                                                         -----------    -----------    -----------    -----------    -----------
  Net increase/(decrease) resulting from operations ..        43,891        (42,822)        (6,622)         4,266        (27,527)
                                                         -----------    -----------    -----------    -----------    -----------

2000 Policy Transactions
  Net policy purchase payments .......................       931,716        974,383        350,818        169,853      1,394,099
  Transfer between investment divisions ..............     1,903,807        100,614          1,261            784      2,019,184
  Transfer of annuity benefits .......................          (830)          (908)            --             --         (2,767)
  Transfer of investment credits .....................        27,951         29,231         10,525          5,096         41,823
  Transfers--other ...................................       (57,601)        (2,836)           (55)           (74)       (17,445)
                                                         -----------    -----------    -----------    -----------    -----------
  Net increase/(decrease) from policy transactions ...     2,805,043      1,100,484        362,549        175,659      3,434,894
                                                         -----------    -----------    -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets ..............     2,848,934      1,057,662        355,927        179,925      3,407,367
  Net Assets at December 31, 1999 ....................            --             --             --             --             --
                                                         -----------    -----------    -----------    -----------    -----------
  Net Assets at December 31, 2000--Note 4 ............   $ 2,848,934    $ 1,057,662    $   355,927    $   179,925    $ 3,407,367
                                                         ===========    ===========    ===========    ===========    ===========

                                                                 MFS            MFS            MFS            MFS            MFS
                                                            Emerging        Capital         Growth            New         Global
                                                              Growth  Opportunities    with Income      Discovery    Governments
                                                             Service        Service        Service        Service        Service
                                                               Class          Class          Class          Class          Class
                                                         -----------    -----------    -----------    -----------    -----------
2000 Increase/(Decrease) from Operations
   Net investment income/(expense) ...................   $    (1,456)   $      (602)   $      (239)   $      (878)   $       (16)
  Net realized gain/(loss) from sale of investments ..        (1,917)          (760)            --             --             --
  Reinvested realized gain distributions .............            --             --             --             --             --
  Net change in unrealized appreciation/(depreciation)
    of investments ...................................       (26,804)        (4,632)            32          7,972            338
                                                         -----------    -----------    -----------    -----------    -----------
  Net increase/(decrease) resulting from operations ..       (30,177)        (5,994)          (207)         7,094            322
                                                         -----------    -----------    -----------    -----------    -----------

2000 Policy Transactions
  Net policy purchase payments .......................       718,458        316,769        127,473        416,366          9,341
  Transfer between investment divisions ..............         4,003         45,300            477             --             --
  Transfer of annuity benefits .......................           (63)           (85)            --           (255)            --
  Transfer of investment credits .....................        21,554          9,503          3,824         12,491            280
  Transfers--other ...................................            89           (281)            (5)          (273)             1
                                                         -----------    -----------    -----------    -----------    -----------
  Net increase/(decrease) from policy transactions ...       744,041        371,206        131,769        428,329          9,622
                                                         -----------    -----------    -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets ..............       713,864        365,212        131,562        435,423          9,944
  Net Assets at December 31, 1999 ....................            --             --             --             --             --
                                                         -----------    -----------    -----------    -----------    -----------
  Net Assets at December 31, 2000--Note 4 ............   $   713,864    $   365,212    $   131,562    $   435,423    $     9,944
                                                         ===========    ===========    ===========    ===========    ===========

                                                          Prudential
                                                            Jennison
                                                            Class II
                                                         -----------
2000 Increase/(Decrease) from Operations
   Net investment income/(expense) ...................   $      (761)
  Net realized gain/(loss) from sale of investments ..       (30,981)
  Reinvested realized gain distributions .............        32,835
  Net change in unrealized appreciation/(depreciation)
    of investments ...................................       (18,471)
                                                         -----------
  Net increase/(decrease) resulting from operations ..       (17,378)
                                                         -----------

2000 Policy Transactions
  Net policy purchase payments .......................       243,761
  Transfer between investment divisions ..............        29,898
  Transfer of annuity benefits .......................           (83)
  Transfer of investment credits .....................         7,313
  Transfers--other ...................................          (519)
                                                         -----------
  Net increase/(decrease) from policy transactions ...       280,370
                                                         -----------
Total Increase/(Decrease) in Net Assets ..............       262,992
  Net Assets at December 31, 1999 ....................            --
                                                         -----------
  Net Assets at December 31, 2000--Note 4 ............   $   262,992
                                                         ===========

See notes to statutory basis financial statements.


                                  B-18 & B-19

--------------------------------------------------------------------------------
      THE GUARDIAN SEPARATE ACCOUNT F
      NOTES TO FINANCIAL STATEMENTS (DECEMBER 31, 2000)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

      The Guardian Separate Account F (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on February 24, 2000 and commenced operations on October 9, 2000. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account as selected by the contractowner. The contractowner may transfer his or her contract value among the thirty two investment options within the Account. However, a contractowner may only invest in up to twenty investment divisions at any time. Contractowners who qualify may also purchase a Contract Anniversary Enhanced Death Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract, and/or a Living Benefit Rider, which provides for preservation of principal.

      During the first contract year, a credit in an amount equal to 3% of each net premium payment is credited to the contract and is allocated among the contract's allocation options.

      The thirty two investment options of the Account correspond to the following underlying mutual funds in which the investment option invests: The Guardian Stock Fund (GSF), The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian Bond Fund, Inc. (GBF), The Guardian Cash Fund, Inc. (GCF), Baillie Gifford International Fund (BGIF), Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Small Cap Stock Fund (GSCSF), Value Line Centurion Fund, Inc., Value Line Strategic Asset Management Trust, AIM V.I. Aggressive Growth Fund, AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, AIM V.I. Value Fund, Alger American Leveraged Allcap Portfolio, American Century VP Capital Appreciation Fund, Fidelity VIP Contrafund Portfolio - Service Class 2, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP Growth Portfolio - Service Class 2, Fidelity Balanced Portfolio - Service Class 2, Janus Aspen Series Aggressive Growth Portfolio - Service Shares, Janus Aspen Series Capital Appreciation Portfolio - Service Shares, Janus Aspen Series Growth and Income Portfolio - Service Shares, Janus Aspen Series Flexible Income Portfolio - Service Shares, Janus Aspen Series Worldwide Growth Portfolio - Service Shares, MFS Emerging Growth Series - Service Class, MFS Capital Opportunity Series - Service Class, MFS Growth With Income Series - Service Class, MFS New Discovery Series - Service Class, MFS Global Governments Series - Service Class, and Prudential Jennison Portfolio - Class II (collectively, the Funds and individually, a
Fund). A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

      GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund and The Guardian VC High Yield Bond Fund, GBF, GCF and GSCSF each has an investment advisory agreement with Guardian Investor Services Corporation
(GISC), a wholly owned subsidiary of GIAC. Fees earned by GISC on this agreement range from .25% to .75% on the average daily net assets. BGIF and BGEMF each have an investment advisory agreement with Guardian Baillie Gifford Ltd., a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG on this agreement range from .80% to 1.00% on the average daily net assets.

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

      The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy's minimum death benefit guarantee) and other policy benefits. Additional assets are held in GIAC's general account to cover the contingency that a policy's guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.


----
B-20                   T H E  G U A R D I A N  S E P A R A T E  A C C O U N T  F
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies of the Account.

Investments

      (a) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

      (b) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date.

      (c)   The cost of investments sold is determined on a first in, first out
            (FIFO) basis.

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

      Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

NOTE 3 -- NET ASSETS DECEMBER 31,  2000

      The following table of net assets includes both qualified and non-qualified units within the account.

                                                                               Units      Accumulation             Total
                                                                         Outstanding        Unit Value        Unit Value
                                                                         -----------      ------------        ----------
REGULAR CONTRACT
The Guardian Stock Fund                                                 408,595.61482       $ 8.088215        $3,304,809
The Guardian VC 500 Index Fund                                           20,902.43705         9.217703           192,672
The Guardian VC Asset Allocation Fund                                    26,142.46352         9.737669           254,567
The Guardian VC High-Yield Bond Fund                                    108,666.59518         9.371454         1,018,364
The Guardian Bond Fund, Inc.                                             31,026.36816        10.343251           320,914
The Guardian Cash Fund, Inc.                                            340,711.58005        10.104805         3,442,824
Baillie Gifford International Fund                                      102,368.61192         9.353488           957,503
Baillie Gifford Emerging Markets Fund                                       897.88350         8.657788             7,774
The Guardian Small Cap Stock Fund                                       150,296.53001         8.352418         1,255,340
Value Line Centurion Fund, Inc.                                          21,897.88486         8.387708           183,673
Value Line Strategic Asset Management Trust                             138,189.49028         9.351798         1,292,320
AIM V.I. Aggressive Growth Fund                                          58,870.29391         8.553398           503,541
AIM V.I. Growth Fund                                                     28,739.12739         7.854033           225,718
AIM V.I. Government Securities Fund                                      19,443.24288        10.361338           201,458
AIM V.I. Value Fund                                                      39,797.28972         9.128466           363,288
Alger American Leveraged AllCap Portfolio                                21,434.94082         7.980797           171,068
American Century VP Capital Appreciation Fund                            10,954.62762         8.498084            93,093
Fidelity VIP Contrafund Portfolio - Service Class 2                      86,819.29285         9.415881           817,480
Fidelity VIP Equity-Income Portfolio - Service Class 2                   40,669.58135        10.285488           418,306
Fidelity VIP Growth Portfolio - Service Class 2                          20,581.13734         8.804064           181,197
Fidelity VIP Balanced Portfolio - Service Class 2                        19,735.77586         9.564867           188,770
Janus Aspen Series Aggressive Growth Portfolio - Service Shares         335,809.73156         7.130565         2,394,513
Janus Aspen Series Capital Appreciation Portfolio - Service Shares       68,005.05832         8.365645           568,906
Janus Aspen Series Growth and Income Portfolio - Service Shares          22,893.66943         8.985470           205,710
Janus Aspen Series Flexible Income Portfolio - Service Shares             9,817.77269        10.272169           100,850
Janus Aspen Series Worldwide Growth Portfolio - Service Shares          342,875.70537         8.603188         2,949,824
MFS Emerging Growth Series - Service Class                               69,400.40474         8.371515           580,987
MFS Capital Opportunities Series - Service Class                         19,345.69080         8.886040           171,907
MFS Growth With Income Series - Service Class                             8,290.92530         9.734862            80,711
MFS New Discovery Series - Service Class                                 25,431.10398         9.354242           237,889
MFS Global Governments Series - Service Class                               958.53331        10.373821             9,944
Prudential Jennison Portfolio - Class II                                 17,048.81050         8.340130           142,189


                                                                            ----
S T A T E M E N T  O F  A D D I T I O N A L  I N F O R M A T I O N          B-21
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

                                                                               Units       Accumulation            Total
                                                                         Outstanding         Unit Value       Unit Value
                                                                         -----------       ------------       ----------
CONTRACTS WITH LIVING BENEFIT RIDER
The Guardian Stock Fund                                                 12,026.29581        $  8.083322       $   97,212
The Guardian VC 500 Index Fund                                                    --                 --               --
The Guardian VC Asset Allocation Fund                                    2,226.10457           9.731790           21,664
The Guardian VC High-Yield Bond Fund                                              --                 --               --
The Guardian Bond Fund, Inc.                                            15,057.32643          10.337032          155,648
The Guardian Cash Fund, Inc.                                             5,958.85179          10.098708           60,177
Baillie Gifford International Fund                                         227.95877           9.347838            2,131
Baillie Gifford Emerging Markets Fund                                             --                 --               --
The Guardian Small Cap Stock Fund                                                 --                 --               --
Value Line Centurion Fund, Inc.                                                   --                 --               --
Value Line Strategic Asset Management Trust                              6,497.96580           9.346149           60,731
AIM V.I. Aggressive Growth Fund                                          1,074.71457           8.548226            9,187
AIM V.I. Growth Fund                                                       844.97712           7.849281            6,632
AIM V.I. Government Securities Fund                                      8,454.51765          10.355089           87,547
AIM V.I. Value Fund                                                        518.70473           9.122951            4,732
Alger American Leveraged AllCap Portfolio                                         --                 --               --
American Century VP Capital Appreciation Fund                                     --                 --               --
Fidelity VIP Contrafund Portfolio - Service Class 2                      3,386.95798           9.410192           31,872
Fidelity VIP Equity-Income Portfolio - Service Class 2                            --                 --               --
Fidelity VIP Growth Portfolio - Service Class 2                            790.64561           8.798751            6,957
Fidelity VIP Balanced Portfolio - Service Class 2                                 --                 --               --
Janus Aspen Series Aggressive Growth Portfolio - Service Shares          2,958.41012           7.126248           21,082
Janus Aspen Series Capital Appreciation Portfolio - Service Shares                --                 --               --
Janus Aspen Series Flexible Income Portfolio - Service Shares                     --                 --               --
Janus Aspen Series Growth and Income Portfolio - Service Shares            775.95480           8.980041            6,968
Janus Aspen Series Worldwide Growth Portfolio - Service Shares           2,411.02617           8.597990           20,730
MFS Emerging Growth Series - Service Class                                        --                 --               --
MFS Capital Opportunities Series - Service Class                                  --                 --               --
MFS Growth With Income Series - Service Class                                     --                 --               --
MFS New Discovery Series - Service Class                                   587.21225           9.348598            5,490
MFS Global Governments Series - Service Class                                     --                 --               --
Prudential Jennison Portfolio - Class II                                          --                 --               --


----
B-22                   T H E  G U A R D I A N  S E P A R A T E  A C C O U N T  F
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

                                                                                Units     Accumulation             Total
                                                                          Outstanding       Unit Value        Unit Value
                                                                          -----------     ------------        ----------
CONTRACTS WITH ENHANCED DEATH BENEFIT RIDER
The Guardian Stock Fund                                                 232,030.56760       $ 8.083322        $1,875,578
The Guardian VC 500 Index Fund                                           30,347.64878         9.212138           279,567
The Guardian VC Asset Allocation Fund                                    59,732.47783         9.731790           581,304
The Guardian VC High-Yield Bond Fund                                        855.37408         9.365799             8,011
The Guardian Bond Fund, Inc.                                             25,252.46036        10.337032           261,036
The Guardian Cash Fund, Inc.                                            153,007.76481        10.098708         1,545,181
Baillie Gifford International Fund                                       14,251.07283         9.347838           133,217
Baillie Gifford Emerging Markets Fund                                     1,557.95965         8.652555            13,481
The Guardian Small Cap Stock Fund                                        10,816.87470         8.347362            90,292
Value Line Centurion Fund, Inc.                                          13,673.28695         8.382631           114,618
Value Line Strategic Asset Management Trust                              67,771.20470         9.346149           633,400
AIM V.I. Aggressive Growth Fund                                          17,006.54511         8.548226           145,375
AIM V.I. Growth Fund                                                     18,242.63339         7.849281           143,192
AIM V.I. Government Securities Fund                                       2,307.47249        10.355089            23,894
AIM V.I. Value Fund                                                      55,892.21784         9.122951           509,902
Alger American Leveraged AllCap Portfolio                                14,082.72250         7.975970           112,323
American Century VP Capital Appreciation Fund                            33,060.84059         8.492948           280,784
Fidelity VIP Contrafund Portfolio - Service Class 2                      34,239.23477         9.410192           322,198
Fidelity VIP Equity-Income Portfolio - Service Class 2                    3,626.86626        10.279284            37,282
Fidelity VIP Growth Portfolio - Service Class 2                          23,212.13107         8.798751           204,238
Fidelity VIP Balanced Portfolio - Service Class 2                         2,076.07138         9.559094            19,845
Janus Aspen Series Aggressive Growth Portfolio - Service Shares          60,378.82705         7.126248           430,275
Janus Aspen Series Capital Appreciation Portfolio - Service Shares       58,459.51927         8.360587           488,756
Janus Aspen Series Growth and Income Portfolio - Service Shares          15,951.93221         8.980041           143,249
Janus Aspen Series Flexible Income Portfolio - Service Shares             7,702.68046        10.265979            79,075
Janus Aspen Series Worldwide Growth Portfolio - Service Shares           50,804.09489         8.597990           436,813
MFS Emerging Growth Series - Service Class                               15,882.13251         8.366451           132,877
MFS Capital Opportunities Series - Service Class                         21,767.00492         8.880671           193,306
MFS Growth With Income Series - Service Class                             5,226.82719         9.728991            50,851
MFS New Discovery Series - Service Class                                 20,542.65117         9.348598           192,045
MFS Global Governments Series - Service Class                                      --               --                --
Prudential Jennison Portfolio - Class II                                  8,753.52674         8.335084            72,961


                                                                            ----
S T A T E M E N T  O F  A D D I T I O N A L  I N F O R M A T I O N          B-23
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

                                                                               Units      Accumulation              Total
                                                                         Outstanding        Unit Value         Unit Value
                                                                         -----------      ------------         ----------
CONTRACTS WITH CONTRACT ANNIVERSARY ENHANCED
  DEATH BENEFIT AND LIVING BENEFIT RIDER
The Guardian Stock Fund                                                           --        $       --        $        --
The Guardian VC 500 Index Fund                                             332.77750          9.206572              3,064
The Guardian VC Asset Allocation Fund                                             --                --                 --
The Guardian VC High-Yield Bond Fund                                              --                --                 --
The Guardian Bond Fund, Inc.                                             7,436.91021         10.330790             76,829
The Guardian Cash Fund, Inc.                                             3,725.75007         10.092616             37,603
Baillie Gifford International Fund                                                --                --                 --
Baillie Gifford Emerging Markets Fund                                             --                --                 --
The Guardian Small Cap Stock Fund                                        1,772.53969          8.342321             14,787
Value Line Centurion Fund, Inc.                                          3,495.57304          8.377561             29,285
Value Line Strategic Asset Management Trust                                       --                --                 --
AIM V.I. Aggressive Growth Fund                                                   --                --                 --
AIM V.I. Growth Fund                                                     4,054.21187          7.844533             31,803
AIM V.I. Government Securities Fund                                      7,416.25625         10.348842             76,750
AIM V.I. Value Fund                                                               --                --                 --
Alger American Leveraged AllCap Portfolio                                1,812.15791          7.971139             14,445
American Century VP Capital Appreciation Fund                                     --                --                 --
Fidelity VIP Contrafund Portfolio - Service Class 2                      1,727.29161          9.404512             16,244
Fidelity VIP Equity-Income Portfolio - Service Class 2                     298.22980         10.273085              3,064
Fidelity VIP Growth Portfolio - Service Class 2                                   --                --                 --
Fidelity VIP Balanced Portfolio - Service Class 2                                 --                --                 --
Janus Aspen Series Aggressive Growth Portfolio - Service Shares            430.18403          7.121929              3,064
Janus Aspen Series Capital Appreciation Portfolio - Service Shares                --                --                 --
Janus Aspen Series Growth and Income Portfolio - Service Shares                   --                --                 --
Janus Aspen Series Flexible Income Portfolio - Service Shares                     --                --                 --
Janus Aspen Series Worldwide Growth Portfolio - Service Shares                    --                --                 --
MFS Emerging Growth Series - Service Class                                        --                --                 --
MFS Capital Opportunities Series - Service Class                                  --                --                 --
MFS Growth With Income Series - Service Class                                     --                --                 --
MFS New Discovery Series - Service Class                                          --                --                 --
MFS Global Governments Series - Service Class                                     --                --                 --
Prudential Jennison Portfolio - Class II                                 5,743.27227          8.330043             47,842

                                                                                                              -----------
Net Assets                                                                                                    $33,346,572
                                                                                                              ===========


----
B-24                   T H E  G U A R D I A N  S E P A R A T E  A C C O U N T  F
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 4 -- ADMINISTRATIVE AND MORTALITY AND EXPENSE RISK CHARGES

      Contractual charges paid to GIAC include:

      (1) a fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC's administrative expenses

      (2) a charge for mortality and expense risk is computed daily and is equal to an annual rate of 1.55% for the first four contract years and thereafter 1.45% of the average daily net assets applicable to contractowners. There are additional charges applicable to each rider option. The charges are calculated as a percentage of average daily net asset value of the applicable contracts as follows:

            a) Contract Anniversary Enhanced Death Benefit Rider, with an annual rate of .25%;

            b)    Living Benefit Rider, with an annual rate of .25%.

For the year ended December 31, 2000, the total mortality and expense risk charge was $59,769.

      (3) contingent deferred sales charges on certain partial or total surrenders. These charges are assessed against redemptions and paid to GIAC during the first four contract years.

      (4) a daily administrative expense charge against the net assets of each investment option in the amount equal to .20% on an annual basis; and

      (5) a charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.


                                                                            ----
S T A T E M E N T  O F  A D D I T I O N A L  I N F O R M A T I O N          B-25
                                                                            ----

--------------------------------------------------------------------------------
      REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
Guardian Insurance & Annuity Company, Inc.
and the Contract Owners of the Guardian Separate Account F:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian VC 500 Index, Guardian VC Asset Allocation, Guardian VC High Yield Bond, Guardian Bond, Guardian Cash, Baillie Gifford International, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Centurion, Value Line Strategic Asset Management, AIM V.I. Aggressive Growth, AIM V.I. Growth, AIM V.I. Government Securities, AIM V.I. Value, Alger American Leveraged AllCap, American Century VP Capital Appreciation, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Equity-Income Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Balanced Service Class 2, Janus Aspen Aggressive Growth Service Shares, Janus Aspen Capital Appreciation Service Shares, Janus Aspen Growth and Income Service Shares, Janus Aspen Flexible Income Service Shares, Janus Aspen Worldwide Growth Service Shares, MFS Emerging Growth Service Class, MFS Capital Opportunities Service Class, MFS Growth With Income Service Class, MFS New Discovery Service Class, MFS Global Governments Service Class, and Prudential Jennison Class II investment divisions (constituting the Guardian Separate Account F) at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the period October 9, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the Guardian Insurance & Annuity Company Inc.; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of shares owned at December 31, 2000 by correspondence with the transfer agents of the underlying funds, provides a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


February 20, 2001


----
B-26                   T H E  G U A R D I A N  S E P A R A T E  A C C O U N T  F
----



--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

                                                                 As of December 31,
                                                               ---------------------
                                                                    2000        1999
                                                               ---------   ---------
                                                                   (In millions)
Assets:
Bonds, available for sale at fair
   value (cost $531.6 million; $572.7 million, respectively)   $   525.9   $   554.8
Affiliated mutual funds, at fair value (cost $69.3 million;
   $61.0 million, respectively) ............................        81.1        78.0
Policy loans ...............................................        86.1        80.1
Short-term investments .....................................          --         7.1
Other invested assets ......................................         0.5          --
                                                               ---------   ---------
Total invested assets ......................................       693.6       720.5
                                                               ---------   ---------
Cash and cash equivalents ..................................        68.3        63.6
Deferred acquisition costs .................................       422.7       357.5
Deferred software costs ....................................        32.1        11.6
Uncollected and unpaid premiums ............................         1.9         3.4
Amounts receivable from reinsurers .........................        58.1        46.5
Investment income due and accrued ..........................         9.5         9.9
Other assets ...............................................         6.0         5.1
Federal income taxes recoverable ...........................        11.9          --
Accounts receivable ........................................        36.0        37.5
Separate account assets ....................................    10,048.1    11,063.8
                                                               ---------   ---------
Total Assets ...............................................   $11,388.2   $12,319.4
                                                               =========   =========
Liabilities:
Future policy benefits and other policyholder liabilities ..   $   541.5   $   547.9
Due to parent and mutual fund affiliates ...................        59.5        69.6
Current federal income taxes ...............................          --        18.2
Deferred federal income taxes ..............................       126.2       102.8
Accrued expenses and other liabilities .....................       127.7       110.0
Separate account liabilities ...............................     9,955.9    10,970.4
                                                               ---------   ---------
Total Liabilities ..........................................    10,810.8    11,818.9
                                                               ---------   ---------
Stockholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and oustanding ...................................         2.5         2.5
Additional paid-in capital .................................       136.9       136.9
Retained earnings ..........................................       431.7       347.9
Accumulated other comprehensive income .....................         6.3        13.2
                                                               ---------   ---------
Stockholder's equity .......................................       577.4       500.5
                                                               ---------   ---------
Total Liabilities & Stockholder's Equity ...................   $11,388.2   $12,319.4
                                                               =========   =========

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                       For the year ended December 31,
                                                      --------------------------------
                                                          2000        1999        1998
                                                      --------    --------    --------
                                                               (In millions)
Revenues:
Premiums ..........................................   $   10.5    $   12.0    $    9.1
Net investment income .............................       49.1        45.4        41.4
Realized capital (losses) gains on investments ....       (6.3)       (1.7)        2.1
Income from brokerage operations ..................       93.2        67.1        39.7
Administrative service fees .......................      255.3       217.1       173.6
Other income ......................................       22.2        17.5        24.0
                                                      --------    --------    --------
Total revenues ....................................      424.0       357.4       289.9
                                                      --------    --------    --------

Benefits and other deductions:
Policyholder benefits .............................       27.1        21.2        23.7
Amortization of deferred policy acquisition costs .       82.8        67.1        55.3
Amortization of deferred software costs ...........        8.1         1.8          --
Other operating costs and expenses ................      210.6       165.6       105.1
                                                      --------    --------    --------
Total benefits and other deductions ...............      328.6       255.7       184.1
                                                      --------    --------    --------

Income before income taxes ........................       95.4       101.7       105.8

Federal income taxes:
Current (benefit) expense .........................      (12.7)       12.1        24.4
Deferred expense ..................................       24.3        12.3        12.0
                                                      --------    --------    --------
Total federal income taxes ........................       11.6        24.4        36.4
                                                      --------    --------    --------

Net income ........................................       83.8        77.3        69.4

Other comprehensive income, net of income tax:
Change in unrealized investment (losses) gains ....       (6.9)       (6.2)        3.2
                                                      --------    --------    --------

Comprehensive income ..............................   $   76.9    $   71.1    $   72.6
                                                      ========    ========    ========

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                       For the year ended December 31,
                                                      --------------------------------
                                                          2000        1999        1998
                                                      --------    --------    --------
                                                                (In millions)
Common stock at par value, beginning of year ......   $    2.5    $    2.0    $    2.0
Increase in par value .............................         --         0.5          --
                                                      --------    --------    --------
Common stock at par value, end of year ............        2.5         2.5         2.0
                                                      --------    --------    --------

Capital in excess of par value, beginning of year .      136.9       137.4       137.4
(Decrease) in capital .............................         --        (0.5)         --
                                                      --------    --------    --------
Capital in excess of par value, end of year .......      136.9       136.9       137.4
                                                      --------    --------    --------

Retained earnings, beginning of year ..............      347.9       310.6       241.2
Net income ........................................       83.8        77.3        69.4
Dividends to parent ...............................         --       (40.0)         --
                                                      --------    --------    --------
Retained earnings, end of year ....................      431.7       347.9       310.6
                                                      --------    --------    --------

Accumulated comprehensive income,
   net of deferred taxes, beginning of year .......       13.2        19.4        16.2
Change in unrealized investment (losses) gains,
   net of deferred taxes ..........................       (6.9)       (6.2)        3.2
                                                      --------    --------    --------
Accumulated comprehensive income,
   net of deferred taxes, end of year .............        6.3        13.2        19.4
                                                      --------    --------    --------

Total stockholder's equity, end of year ...........   $  577.4    $  500.5    $  469.4
                                                      ========    ========    ========

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOW

                                                                For the year ended December 31,
                                                              -----------------------------------
                                                                   2000         1999         1998
                                                              ---------    ---------    ---------
                                                                         (In millions)
Operating activities
   Net income .............................................   $    83.8    $    77.3    $    69.4
Adjustments to reconcile net income to net
   cash provided by operating activities:
      Changes in
      Deferred policy acquisition costs ...................       (65.2)       (43.9)       (46.2)
      Deferred software costs .............................       (20.5)       (11.6)          --
      Uncollected premiums ................................         1.5         (1.3)         2.4
      Amounts receivable from reinsurers ..................       (11.6)        (4.0)       (13.4)
      Investment income due and accrued ...................         0.4         (0.5)        (0.5)
      Other assets ........................................        (0.9)        (1.8)         0.1
      Federal income taxes recoverable ....................       (11.9)          --           --
      Accounts receivable .................................         1.5        (15.3)         8.6
      Separate accounts, net ..............................        (1.2)       (16.5)       (14.8)
      Future policy benefits and policyholder liabilities .       (76.7)        20.9         21.9
      Payable to parent ...................................        16.6         10.7          5.7
      Federal income taxes:
        Current ...........................................       (18.2)        (7.6)         9.1
        Deferred ..........................................        23.4          4.0         14.1
      Accrued expenses and other liabilities ..............        17.7         62.5         (1.5)
      Realized losses(gains) on investments ...............         6.3          1.7         (2.1)
      Other, net ..........................................         1.8         (0.7)         1.0
                                                              ---------    ---------    ---------
        Net cash (used in) provided by operating activities       (53.2)        73.9         53.8
                                                              ---------    ---------    ---------

Investment activities
   Proceeds from investments sold
      Bonds ...............................................       352.5        142.2        280.9
      Other items, net ....................................         3.2           --           --
   Investments purchased
      Bonds ...............................................      (319.5)      (180.1)      (331.7)
      Affiliated mutual funds .............................       (21.9)       (24.6)        (3.3)
                                                              ---------    ---------    ---------
        Net cash provided by (used in) investing activities        14.3        (62.5)       (54.1)
                                                              ---------    ---------    ---------

Financing activities
   Additions to policyholder contract deposits ............       134.9        107.7         54.8
   Withdrawals from policyholder contract deposits ........       (64.6)       (60.7)       (64.4)
   Dividend to parent .....................................       (26.7)       (13.3)          --
                                                              ---------    ---------    ---------
        Net cash provided by (used in) by
          financing activities ............................        43.6         33.7         (9.6)
                                                              ---------    ---------    ---------
Increase (Decrease) in cash ...............................         4.7         45.1         (9.9)
Cash and cash equivalents, at beginning of year ...........        63.6         18.5         28.4
                                                              ---------    ---------    ---------
Cash and cash equivalents, at end of year .................   $    68.3    $    63.6    $    18.5
                                                              =========    =========    =========
Supplemental disclosure:
   Federal income taxes paid ..............................   $    19.9    $    19.7    $    15.4
                                                              =========    =========    =========

See notes to consolidated financial statements.

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLC (PAS) or of broker dealer firms that have entered into sales agreements with GIAC. The Company's general agency distribution system is used for the sale of other products and policies.

      PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formally affiliated with Guardian Investor Services Corporation (GISC).

      GISC, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GISC is the distributor and underwriter for GIAC's variable products, and is the investment advisor to certain mutual funds sponsored by GIAC which are investment options for the variable products.

      The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a consolidated company -- Guardian Baillie Gifford Ltd. (GBG) -- that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company has established sixteen insurance separate accounts primarily to support the variable annuity, universal variable life and variable life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefits plans of The Guardian.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation: The Company's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany balances and transactions have been eliminated.

      The Company files statutory basis financial statements with state insurance departments in all states in which the Company is licensed. On January 1, 2001, significant changes to the statutory basis of accounting will become effective. The cumulative effect of these changes, known as the Codification guidance, will be recorded as a direct adjustment to statutory surplus. The effect of adoption is expected to be minimal (unaudited). The adjustments primarily consist of the recording of a deferred tax asset and liability, and the reduction of a cost of collection liability. The Company expects that statutory surplus after the adoption will continue to be in excess of the regulatory risked-based capital requirements.

      Accounting Changes: In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use", which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1999. The adoption of SOP 98-1 resulted in $40.2 million and $14.9 million of software costs being capitalized in 2000 and 1999 respectively. Capitalized internal use software is amortized on a straight-line basis over the estimated useful life of the software.

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES:

      Bonds and common stocks are classified as available for sale and carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated other comprehensive income". The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other than temporary. For the trading stocks, the unrealized gains or losses are recorded in other income.

      Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or surrender of the contract.

      Securities purchased under agreements to resell and securities sold under agreements to repurchase The Company has entered into securities lending arrangements whereby certain securities are loaned, primarily with major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities.

      Realized investment gains, net are computed using the specific identification method. Costs of bonds and stocks are adjusted for impairments considered other than temporary. Allowances for losses on mortgage loans and real estate are netted against asset categories to which they apply and provisions for losses on investments are included in "Realized investment gains, net." Decreases in lower of depreciated cost or fair value less selling costs of investment real estate held for sale are recorded in "Realized investment gains, net."

      Short-term investments are stated at amortized cost and consist primarily of investments with maturities as of purchase date of six months to one year. Market values for such investments approximate carrying value.

      Cash and cash equivalents include cash on hand and highly liquid debt instruments purchased with an original maturity of six months or less.

      Deferred Policy Acquisition Costs are costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, and are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      For investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

      For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the estimated life of the policy.

      Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain amounts. The investment results of separate accounts are reflected in separate account liabilities. The amounts provided by the Company to establish separate account investment portfolios (seed money) are included in separate account assets.

      Insurance Revenue and Expense Recognition consists of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Revenues for variable life and for individual and group variable annuity products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Income Taxes for the Guardian and its life insurance and non-life insurance subsidiaries file a consolidated federal income tax return. Current federal taxes are charged or credited to operations based on amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      Reclassifications of certain amounts in prior years have been adjusted to conform to current year presentation.

NOTE 3 -- INVESTMENT SECURITIES

      Market values of bonds and common stocks are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, management estimates fair market value by using adjusted market prices for like securities.

      The cost and estimated market values of investments by major investment category as of December 31, 2000 and 1999 are as follows:

                                                                    December 31, 2000
                                                                      (In millions)
                                                   ---------------------------------------------------
                                                                     Gross         Gross     Estimated
                                                         Cost   Unrealized    Unrealized        Market
                                                        Basis        Gains      (Losses)         Value
                                                   ----------   ----------    ----------    ----------
U.S.  Treasury securities & obligations of U.S.
  government corporations and agencies .........   $     31.2   $      0.6    $     (0.1)   $     31.7
Obligations of states and political subdivisions         16.1          0.3           2.9          19.3
Debt securities issued by foreign governments ..          4.6          0.1            --           4.7
Corporate debt securities ......................        479.7          5.2         (14.7)        470.2
                                                   ----------   ----------    ----------    ----------
  Subtotal .....................................        531.6          6.2         (11.9)        525.9
Affiliated mutual funds ........................         69.3         12.8          (1.0)         81.1
                                                   ----------   ----------    ----------    ----------
                                                   $    600.9   $     19.0    $    (12.9)   $    607.0
                                                   ==========   ==========    ==========    ==========

                                                                     December 31, 1999
                                                                       (In millions)
                                                   -------------------------------------------------
                                                                    Gross         Gross    Estimated
                                                        Cost   Unrealized    Unrealized       Market
                                                       Basis        Gains      (Losses)        Value
                                                   ---------   ----------    ----------    ---------
U.S.  Treasury securities & obligations of U.S.
  government corporations and agencies .........   $    24.5   $      0.2    $     (0.7)   $    24.0
Obligations of states and political subdivisions        30.7          0.1          (0.5)        30.3
Debt securities issued by foreign governments ..         3.8           --          (0.1)         3.7
Corporate debt securities ......................       513.7          0.5         (17.4)       496.8
                                                   ---------   ----------    ----------    ---------
  Subtotal .....................................       572.7          0.8         (18.7)       554.8
Affiliated mutual funds ........................        61.0         17.2          (0.2)        78.0
                                                   ---------   ----------    ----------    ---------
                                                   $   633.7   $     18.0    $    (18.9)   $   632.8
                                                   =========   ==========    ==========    =========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

      The amortized cost and estimated market value of bonds as of December 31, 2000 and 1999 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

                                                                  As of December 31, 2000
                                                                        (In millions)
                                                                 -------------------------
                                                                                 Estimated
                                                                  Amortized         Market
                                                                       Cost          Value
                                                                 ----------     ----------
Due in one year or less ......................................   $     45.0     $     45.0
Due after one year through five years ........................        299.4          296.2
Due after five years through ten years .......................         75.6           76.3
Due after ten years ..........................................         32.7           29.2
Sinking fund bonds (incl. collateralized mortgage obligations)         78.9           79.2
                                                                 ----------     ----------
                                                                 $    531.6     $    525.9
                                                                 ==========     ==========

                                                                  As of December 31, 1999
                                                                        (In millions)
                                                                 -------------------------
                                                                                 Estimated
                                                                  Amortized         Market
                                                                       Cost          Value
                                                                 ----------     ----------
Due in one year or less ......................................   $     61.4     $     61.2
Due after one year through five years ........................        296.4          290.0
Due after five years through ten years .......................        100.1           95.5
Due after ten years ..........................................         51.7           46.7
Sinking fund bonds (incl. collateralized mortgage obligations)         63.1           61.4
                                                                 ----------     ----------
                                                                 $    572.7     $    554.8
                                                                 ==========     ==========

      The major categories of net investment income are summarized as follows:

                                                For the year ended December 31,
                                                         (In millions)
                                              -----------------------------------
                                                 2000         1999         1998
                                              -------      -------      -------
Fixed maturities ........................     $    36.7    $    37.2    $    33.9
Affiliated mutual funds .................           6.1          2.9          2.8
Policy loans ............................           4.1          3.7          3.5
Short-term investments ..................           3.8          2.9          2.3
                                              ---------    ---------    ---------
                                                   50.7         46.7         42.5
Less:  Investment expenses ..............           1.6          1.3          1.1
                                              ---------    ---------    ---------
Net investment income ...................     $    49.1    $    45.4    $    41.4
                                              =========    =========    =========

      Realized gains and losses are based upon specific identification of the investments. The components of gross realized gains and losses for the year ended December 31, 2000, 1999 and 1998 are as follows:

                                                For the year ended December 31,
                                                         (In millions)
                                              -----------------------------------
                                                 2000         1999         1998
                                              -------      -------      -------
Realized gains from dispositions:
  Bonds .................................     $     1.4    $     0.6    $     2.2
  Separate account seed .................            --          0.9
Realized losses from dispositions:
  Bonds .................................          (7.4)        (3.1)        (0.1)
  Affiliated mutual funds ...............          (0.2)        (0.1)          --
  Foreign exchange ......................          (0.1)          --           --
                                              ---------    ---------    ---------
Realized (losses) gains .................     $    (6.3)   $    (1.7)   $     2.1
                                              =========    =========    =========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

      The net unrealized holding gains and losses, included in the consolidated balance sheets as a component of comprehensive income and the changes for the corresponding years are summarized as follows:

                                                        As of December 31,
                                                           (In millions)
                                                   ----------------------------
                                                      2000      1999       1998
                                                   -------   -------    -------
Balance, beginning of year .....................   $  13.2   $  19.4    $  16.2
Changes in unrealized investment gains (losses),
  net of deferred taxes, attributable to:
    Bonds ......................................       7.6     (20.4)       2.6
    Affiliated mutual funds ....................      (2.4)      9.1       (1.8)
    Separate account seed ......................     (12.4)      5.1        2.4
    Other ......................................       0.3        --         --
                                                   -------   -------    -------
Balance, end of year ...........................   $   6.3   $  13.2    $  19.4
                                                   =======   =======    =======

      Currently, comprehensive income for the Company consists of net income and the change in unrealized gains and losses on securities. As of December 31, 2000, 1999 and 1998, the change in unrealized gains and losses before tax was $(8.2), $(12.9) and $7.4 and after tax was $(6.9), $(6.2) and $3.2, respectively.

      Reclassification adjustments for the period, which include gains on investment securities that were realized and included in net income of the current period that also had been included in other comprehensive income as unrealized holding gains in the period in which they arose, are as follows:

                                                   For the year ended December 31,
                                                             (In millions)
                                                  ----------------------------------
                                                       2000         1999        1998
                                                  ---------    ---------   ---------
Unrealized holding (losses) gains .............   $   (11.3)   $   (14.5)  $     5.7
Less: Reclassification adjustments ............        (3.1)        (1.6)       (1.7)
                                                  ---------    ---------   ---------
Change in unrealized holding (losses) gains ...   $    (8.2)   $   (12.9)  $     7.4
                                                  =========    =========   =========

      Special Deposit assets of $3.9 million, $3.7 million and $4.1 million at December 31, 2000, 1999 and 1998, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

NOTE 4 -- DEFERRED POLICY ACQUISITION COSTS

      The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, 2000 and 1999 are summarized as follows:

                                                          As of December 31,
                                                            (In millions)
                                                       ------------------------
                                                            2000           1999
                                                       ---------      ---------
Balance, beginning of year .....................       $   357.5      $   313.6
Capitalization of deferrable expenses ..........           131.7           93.8
Amortization of recoverable DAC balances .......           (82.8)         (67.1)
Interest on DAC ................................            28.1           21.7
Retrospectively applied adjustments ............           (11.8)          (4.5)
                                                       ---------      ---------
Balance, end of year ...........................       $   422.7      $   357.5
                                                       =========      =========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

NOTE 5 -- POLICYHOLDERS' LIABILITIES

      The balances of future policy benefits and policyholders' account balances for the years ended December 31, 2000 and 1999 are summarized as follows:

                                                          As of December 31,
                                                            (In millions)
                                                     ---------------------------
                                                            2000            1999
                                                     -----------     -----------
Future Policy Benefits
   General Account
     Life insurance ..........................       $      25.1     $      37.8
     Annuities ...............................              37.8            37.1
                                                     -----------     -----------
     Future Policy Benefits ..................              62.9            74.9
                                                     -----------     -----------

Policyholders' Account Balances
   General Account
     Individual annuities ....................             330.8           319.6
     Group annuities .........................              64.1            72.6
     Variable Life ...........................              83.7            76.6
     Interest-sensitive life contracts .......                --             4.2
   Separate Account
     Individual annuities ....................           6,265.9         7,300.0
     Group annuities .........................           3,117.6         3,033.2
     Variable Life ...........................             572.4           637.2
                                                     -----------     -----------
     Policyholders' Account Balances .........          10,434.5        11,443.4
                                                     -----------     -----------
Total Policyholder Liabilities ...............       $  10,497.4     $  11,518.3
                                                     ===========     ===========
Total General Account Liabilities ............       $     541.5     $     547.9
                                                     ===========     ===========
Total Separate Account Liabilities ...........       $   9,955.9     $  10,970.4
                                                     ===========     ===========

      Life insurance liabilities include reserves for death. Annuity liabilities include reserves for deferred and immediate annuities.

      The following table highlights the key assumptions generally utilized in calculating these reserves:

Product                    Mortality                        Interest Rate     Estimation Method
-------------------------------------------------------------------------------------------------------------
Life insurance             General rates guaranteed         4.00%             Net level premium based on
                           in calculating cash                                non-forfeiture interest rates.
                           surrender values.

Individual deferred and    SA, 1971, 1983a, A2000           4.75%             Present value of expected
immediate annuities.       Mortality Tables with certain                      expected future payments
                           certain modifications                              based on historical experience.

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

      Certain contract provisions that determine the policyholder account balances are as follows:

                                       Fixed
       Product                     Interest Rates             Withdrawal/Surrender Charges
--------------------------------------------------------------------------------------------------
Individual annuities                5.25% to 5.50%      Declining to zero over 7 years.

Group annuities                     Various             Contractually agreed upon rates, declining
                                                        to zero over a maximum of 9 years.

Variable - PAL                      No guarantee        Declining to zero over 12 years.
Variable - VUL                      No guarantee        Declining to zero over 15 years.
Variable - Millennium VUL/SVUL      No guarantee        Declining to zero over 10 years.

NOTE 6 -- FEDERAL INCOME TAXES

      The federal income tax expense in the consolidated statements of earnings is summarized as follows:

                                               For the year ended December 31,
                                                         (In millions)
                                               -------------------------------
                                                    2000       1999      1998
                                               ---------    -------   -------
Federal income tax (benefit) expense:
  Current ..................................   $   (12.7)   $  12.1   $  24.4
  Deferred .................................        24.3       12.3      12.0
                                               ---------    -------   -------
Total ......................................   $    11.6    $  24.4   $  36.4
                                               =========    =======   =======

      The federal income taxes attributable to consolidated operations in certain circumstances can be different from the amounts determined by multiplying the earnings from operations before federal income taxes by the expected federal income tax rate of 35%. The sources of the difference and the tax effects of each source are as follows:

                                                   For the year ended December 31,
                                                             (In millions)
                                                  ---------------------------------
                                                       2000        1999        1998
                                                  ---------   ---------   ---------
Expected taxes on pre-tax income ..............   $    33.4   $    35.6   $    37.5
Permanent adjustments:
  Dividends received deduction on
    separate accounts .........................       (25.1)      (13.1)         --
  Reserve on overpayment of 1999 taxes in 2000          2.7         1.3          --
  True-up of tax basis reserves ...............        (0.6)        1.3          --
  State and local taxes .......................          --          --        (0.5)
  Foreign tax credit ..........................        (0.3)       (0.3)       (0.3)
  Other .......................................         1.5        (0.4)       (0.3)
                                                  ---------   ---------   ---------
Total tax expense .............................   $    11.6   $    24.4   $    36.4
                                                  =========   =========   =========

      The tax effect of temporary differences which give rise to deferred federal income tax assets and liabilities as of December 31, 2000 and 1999, are as follows:

                                                          As of December 31,
                                                            (In millions)
                                                      -------------------------
                                                         2000            1999
                                                      ---------       ---------
Deferred tax assets:
Other liabilities ...........................         $    25.8       $    19.5
DAC Proxy ...................................              14.4            13.7
Amounts receivable from reinsurer ...........               0.3             0.3
Investments .................................               0.4              --
Other .......................................               3.9             3.9
                                                      ---------       ---------
Total deferred tax assets ...................              44.8            37.4
                                                      ---------       ---------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

                                                           As of December 31,
                                                              (In millions)
                                                       -------------------------
                                                            2000            1999
                                                       ---------       ---------
Deferred tax liabilities:
Deferred acquisition costs .....................           147.9           125.1
Capitalized software costs .....................            11.7             4.1
Reserves .......................................            11.4             7.7
Investments ....................................              --             3.3

Total deferred tax liabilities .................           171.0           140.2
                                                       ---------       ---------
Net deferred tax liability .....................       $   126.2       $   102.8
                                                       =========       =========

      Management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

NOTE 7 -- REINSURANCE

      The Company has entered into cession and assumption agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceding reinsurance is used by the Company to limit its risk from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability.

      The Company has assumed and ceded coinsurance and modified coinsurance agreements with affiliated companies. Under these agreements, included in the consolidated statements of income are $0.9 million and $0.9 million of assumed premiums at December 31, 1999 and 1998, and $104.9 million, $83.1 million and $65.2 million of ceded premiums at December 31, 2000, 1999 and 1998, respectively.

      During the year the Company terminated a reinsurance ceded treaty with an unaffiliated reinsurer. The impact to earnings recognized in 2000 amounted to a loss of $0.2 million.

      During the year the Company terminated reinsurance assumed treaties with affiliated and unaffiliated reinsurers. The impact to earnings recognized in 2000 amounted to a gain of $1.4 million with the affiliated reinsurer and a gain of $0.3 million with the unaffiliated reinsurer.

NOTE 8 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

      The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values (for all other financial instruments presented in the table below, the carrying value approximates estimated fair value).

      Bonds and common stocks other than private placement, estimated fair value is based on quoted market prices or estimates from independent services. Fair value for private placements securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

      Policy loans estimated fair value is calculated using a discounted cash flow based upon current U.S. treasury rates and historical loan repayments.

      Policyholders' account balances estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued. For interest sensitive contracts, fair value approximates carrying value.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

      The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2000 and 1999 are as follows (in millions):

                                               As of December 31, 2000      As of December 31, 1999
                                              ------------------------      ------------------------
                                              Carrying       Estimated      Carrying       Estimated
                                               Amount       Fair Value       Amount       Fair Value
                                              --------      ----------      --------      ----------
Financial assets:
Other than trading:
Bonds, available for sale                     $   525.9      $   525.9      $   554.8     $   554.8
Affiliated mutual funds                            81.1           81.1           78.0          78.0
Policy loans                                       86.1           86.1           80.1          80.1
Short-term investments                               --             --            7.1           7.1
Cash and cash equivalents                          68.3           68.3           63.6          63.6

Financial liabilities:
Other than trading:
Policyholders' liabilities                         62.9           62.9           74.9          74.9
Policyholders' account balances                10,434.5       10,434.5       11,443.4      11,443.4

NOTE 9 -- RELATED PARTY TRANSACTIONS

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $192.8 million in 2000, $141.0 million in 1999 and $100.8 million in 1998, and, in the opinion of management, were considered appropriate for the services rendered.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund.

      The separate account assets invested in affiliated mutual funds as of December 31, 2000 and 1999 are as follows (in millions):

                                                               2000         1999
                                                         ----------   ----------
The Guardian Stock Fund .............................    $  3,156.6   $  4,153.9
The Guardian VC 500 Index Fund ......................           8.3          1.8
The Guardian VC Allocation Fund .....................          10.8          0.8
The Guardian High Yield Bond Fund ...................           2.7          0.2
The Guardian Bond Fund ..............................         293.6        320.0
The Guardian Cash Fund ..............................         423.0        484.1
The Baillie Gifford International Fund ..............         465.7        662.3
The Baillie Gifford Emerging Markets Fund ...........          38.7         64.6
The Guardian Small Cap Stock Fund ...................         148.9        130.6
The Guardian Park Avenue Fund .......................         499.7        621.3
The Guardian Park Avenue Small Cap Fund .............          52.5         22.8
The Guardian Asset Allocation Fund ..................          49.7         46.0
The Guardian Baillie Gifford International Fund .....          13.8         15.5
The Guardian Baillie Gifford Emerging Markets Fund ..           8.9          6.8
The Guardian Investment Quality Bond Fund ...........          14.9         12.7
The Guardian High Yield Bond Fund ...................           2.1          0.8
The Guardian Cash Management Fund ...................         181.8        126.4
                                                         ----------   ----------
                                                         $  5,371.7   $  6,670.6
                                                         ==========   ==========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

      The Company maintains investments in affiliated mutual funds. These investments as of December 31, 2000 and 1999 are as follows (in millions):

                                                                2000        1999
                                                           ---------   ---------
The Guardian Park Avenue Fund ........................     $     0.1   $     0.1
The Guardian Park Avenue Small Cap Fund ..............           2.4         2.5
The Guardian Small Cap Stock Fund ....................          34.0        35.2
The Guardian Asset Allocation Fund ...................           2.8         2.8
The Guardian Baillie Gifford International Fund ......           2.1         2.9
The Guardian Baillie Gifford Emerging Markets Fund ...           1.2         1.5
The Guardian Investment Quality Bond Fund ............           1.8         1.6
The Guardian High Yield Bond Fund ....................           1.5         1.6
The Guardian Cash Management Fund ....................          35.2        29.8
                                                           ---------   ---------
                                                           $    81.1   $    78.0
                                                           =========   =========

NOTE 10 -- STATUTORY EQUITY AND INCOME

      Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the New York Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits reserves using different actuarial and interest assumptions, not providing for deferred taxes, and valuing securities on a different basis.

      The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities:

                                                For the year ended December 31,
                                                          (In millions)
                                                -------------------------------
                                                     2000       1999       1998
                                                ---------  ---------  ---------
Consolidated GAAP net income .................  $    83.8  $    77.3  $    69.4
Adjustments to restate to statutory basis:
  Statutory net income of subsidiaries .......        8.9        3.3       (4.5)
  Change in deferred policy acquisition costs.      (65.2)     (45.2)     (43.2)
  Change in deferred software costs ..........      (16.1)      (8.8)        --
  Deferred premiums ..........................       (0.1)       0.3        1.5
  Re-estimation of future policy benefits ....       11.1       13.1        9.7
  Reinsurance ................................       (4.0)      (3.8)      (4.1)
  Deferred federal income tax expense ........       23.2       11.2       11.9
  Amortization of interest maintenance reserve       (0.3)       0.4        0.3
  Transfer to interest maintenance reserve ...        1.6        2.4       (1.4)
  Permanent impairment of bonds ..............        3.0         --         --
  Other, net .................................        4.6        2.8        0.9
                                                ---------  ---------  ---------
Statutory net income .........................  $    50.5  $    53.0  $    40.5
                                                =========  =========  =========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000

The following reconciles the consolidated GAAP stockholder's equity of the Company to statutory capital and surplus as reported to the regulatory authorities:

                                                        As of December 31,
                                                          (In millions)
                                                  ------------------------------
                                                     2000       1999       1998
                                                  -------    -------    -------
Consolidated GAAP stockholder's equity .........  $ 577.4    $ 500.5    $ 469.4
Add (deduct) cumulative effect of adjustments:
  Deferred policy acquisition costs ............   (422.7)    (357.5)    (313.6)
  Deffered software costs ......................    (32.1)     (11.6)        --
  Elimination of asset valuation reserve .......    (21.7)     (42.7)     (29.6)
  Re-estimation of future policy benefits ......    (60.1)     (53.4)     (46.9)
  Establishment of deferred income tax liability    126.2      102.8       98.8
  Unrealized gains on investments ..............      6.5       19.8      (11.7)
  Other liabilities ............................     85.6       66.7       48.1
  Deferred premiums ............................      8.1        8.2        7.8
  Other, net ...................................      8.4        5.4        5.1

Statutory capital and surplus ..................  $ 275.6    $ 238.2    $ 227.4
                                                  =======    =======    =======

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholders' equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for costs of computer software developed or obtained for internal use in 1999.


/s/ PricewaterhouseCoopers LLP


February 15, 2001

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits


     (a)  The following financial statements have been included in Part B:

          (1)  The Guardian Separate Account F:
               Statement of Assets and Liabilities as of December 31, 2000 Statement of Operations for the Year Ended December 31, 2000 Statements of Changes in Net Assets for the Year Ended December 31, 2000
               Notes to Financial Statements
               Report of PricewaterhouseCoopers LLP, Independent Accountants

          (2)  The Guardian Insurance & Annuity Company, Inc.:
               Statutory Basis Balance Sheets as of December 31, 2000 and 1999 Statutory Basis Statements of Operations for the Three Years Ended December 31, 2000, 1999 and 1998
               Statutory Basis Statements of Changes in Common Stock and Surplus for the Three Years Ended December 31, 2000, 1999 and 1998 Statutory Basis Statements of Cash Flow for the Three Years
               Ended December 31, 2000, 1999 and 1998

               Notes to Statutory Basis Financial Statements
               Report of PricewaterhouseCoopers LLP, Independent Accountants


     (b)      Exhibits
              Number            Description
              ------            -----------

              1                 Resolutions of the Board of Directors of The
                                Guardian Insurance & Annuity Company, Inc.
                                establishing Separate Account F(1)
              2                 Not Applicable
              3                 Underwriting and Distribution Contracts:
                                (a) Distribution and Service Agreement
                                    between The Guardian Insurance &
                                    Annuity Company, Inc. and Guardian
                                    Investor Services Corporation, as
                                    amended(1)
                                (b) Form of Broker-Dealer Supervisory and
                                    Service Agreement(1)
              4                 Specimen of Variable Annuity Contract(1)
              5                 Form of Application for Variable Annuity
                                Contract(1)

              6                 (a) Certificate of Incorporation of The
                                      Guardian Insurance & Annuity Company,
                                      Inc., as amended (1)(3)

                                (b) By-laws of The Guardian Insurance &
                                      Annuity Company, Inc.(1)
              7                 Not Applicable
              8                 Amended and Restated Agreement for Services
                                and Reimbursement Therefor, between The
                                Guardian Life Insurance Company of America and The Guardian Insurance & Annuity
                                Company, Inc.(1)
              9                 (a) Opinion of Counsel
                                (b) Consent of Counsel

              10                Consent of PricewaterhouseCoopers LLP(3)

              11                Not Applicable
              12                Not Applicable

              13                (a) Schedule for Computation of Performance
                                    Quotations(1)
                                (b) Powers of Attorney executed by a majority of
                                    the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.(1)(3)


-------------------
(1) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292) as initially filed on June 1, 2000.


(2) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292), as previously filed on September 11, 2000. Powers of Attorney for Messrs. Sargent, Ferrara, Jones, Kane, Dutter, Futia, Hutchings and Warren.

(3)   Filed herewith. Powers of attorney for Messrs. dePalo and Manning.

Item 25.          Directors and Officers of the Depositor


      The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.


              Name                      Positions with GIAC
              ----                      -------------------

              Joseph D. Sargent         President, Chief Executive Officer
                                        and Director
              Edward K. Kane            Executive Vice President and Director
              Frank J. Jones            Executive Vice President, Chief
                                          Investment Officer & Director
              Bruce C. Long             Executive Vice President and Director
              Peter L. Hutchings        Director
              Armand M. de Palo         Director
              Dennis J. Manning         Director
              Joseph A. Caruso          Senior Vice President and Corporate
                                        Secretary
              Charles G. Fisher         Vice President and Actuary
              Frank L. Pepe             Vice President and Controller
              Richard T. Potter, Jr.    Vice President and Counsel
              Dennis P. Mosticchio      Vice President
              Donald P. Sullivan, Jr.   Vice President
              Earl C. Harry             Treasurer

Item 26.          Persons Controlled by or under Common Control with Registrant


      The following entities at the left margin set forth the entities directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), the parent company of GIAC, the Registrant's depositor, as of December 31, 2000. Entities which are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.


                                         State of                  Percent of
                                       Incorporation           Voting Securities
         Name                         or Organization                Owned
         ----                         ---------------          -----------------


The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.
    Guardian Investor Services
      Corporation                         New York                    100%
    Guardian Baillie Gifford Limited      Scotland                     51%
    Park Avenue Securities LLC            Delaware                    100%
      PAS Insurance Agency of
        Alabama, Inc.
      PAS Insurance Agency of
        Massachusetts, Inc.
      PAS Insurance Agency of
        Hawaii, Inc.
Guardian Asset Management                 Delaware                    100%
  Corporation

Guardian Trust Company, FSB               Federal Savings
                                          Bank                        100%

Fiduciary Insurance Company
  of America                              New York                    100%

Park Avenue Life Insurance Company        Delaware                    100%
  Family Service Life
    Insurance Company                     Texas                       100%
    Famlico, Inc.                         Texas                       100%
    Sentinel American Life
      Insurance Company                   Texas                       100%
Guardian Reinsurance Services
  Corporation                             Connecticut                 100%

Managed Dental Care, Inc.                 California                  100%

Private Healthcare Systems, Inc.          Delaware                     25% of
                                                                   Class A
                                                                    14.75% of
                                                                   Class B

First Commonwealth, Inc.                  Delaware                    100%

  First Commonwealth Limited Health       Illinois                    100%
    Services Corporation
  First Commonwealth Limited Health       Wisconsin                   100%
    Services Corporation
  First Commonwealth of Illinois, Inc.    Illinois                    100%
  First Commonwealth Reinsurance Company  Arizona                     100%
  First Commonwealth of Missouri, Inc.    Missouri                    100%
  First Commonwealth Limited Health       Michigan                    100%
    Service Corporation of Michigan
  Smileage Dental Services, Inc.          Wisconsin                   100%
  First Commonwealth Insurance Company    Illinois                    100%
  First Commonwealth Health Services
    Corporation                           Illinois                    100%

Guardian Hanover Corporation              New York                    100%

Healthsource Insurance Company            Tennessee                   100%

Managed Dental Guard, Inc.                Maryland                    100%

Managed Dental Guard, Inc.                Missouri                    100%

Managed Dental Guard, Inc.                Texas                       100%

Innovative Underwriters, Inc.             New Jersey                  100%

Dental Guard Preferred, Inc.              Washington                  100%

The Guardian Tax-Exempt Fund              Massachusetts              92.7%
The Guardian Baillie Gifford              Massachusetts                33%
  International Fund
The Guardian Investment Quality           Massachusetts              34.2%
  Bond Fund
The Guardian Asset Allocation Fund        Massachusetts              10.6%
Baillie Gifford Emerging Markets Fund     Maryland                     34%
Baillie Gifford International Fund        Maryland                   39.3%
The Guardian Park Avenue Small Cap Fund   Massachusetts              22.9%
The Guardian Baillie Gifford              Massachusetts              56.8%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts              90.3%
The Guardian Small Cap Stock Fund         Maryland                   63.5%
The Guardian VC Asset Allocation Fund     Maryland                     72%
The Guardian VC 500 Index Fund            Maryland                   97.2%
The Guardian VC High Yield Bond Fund      Maryland                   89.8%
The Guardian Bond Fund                    Maryland                   15.9%
The Guardian S&P 500 Index Fund           Massachusetts              99.5%
Corporate Financial Services Inc.         Pennsylvania                100%

      The following list sets forth the entities directly controlled by GIAC for the benefit of various contractholders and, thus, indirectly controlled by Guardian Life, as of December 31, 2000:

                                                                 Approximate
                                           Place of         Percentage of Voting
                                        Incorporation         Securities Owned
         Name                          or Organization             by GIAC
         ----                          ---------------       -------------------
The Guardian Cash Fund, Inc.               Maryland                 100%
The Guardian Bond Fund, Inc.               Maryland                 100%
The Guardian Variable Contract
  Funds, Inc.                              Maryland                 100%
GIAC Funds, Inc.                           Maryland                 100%


Item 27. Number of Contract owners


         Type of Contract                 As of March 31, 2001
         ----------------                ----------------------

         Non-Qualified ..............             9,735
         Qualified ..................            24,841

                 Total ..............            34,576

Item 28.          Indemnification

      The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person's capacity as an officer or director.

      The Certificate of Incorporation of the Corporation includes the following provision:

      No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director's duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriters


                  (a) Guardian Investor Services Corporation ("GISC") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following four series: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund and The Guardian VC 500 Index Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following ten series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian S&P 500 Index Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund; and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GISC is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.


                  (b) The following is a list of each director and officer of GISC. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

                  Name                             Position(s) with GISC
                  ----                             ---------------------


                  Bruce C. Long                    President & Director
                  Armand M. dePalo                 Director
                  Peter L. Hutchings               Director
                  Joseph D. Sargent                Director
                  Frank J. Jones                   Director
                  Frank L. Pepe                    Senior Vice President and
                                                   Controller
                  Richard T. Potter, Jr.           Vice President and Counsel
                  Donald P. Sullivan, Jr.          Vice President
                  Joseph A. Caruso                 Vice President and Corporate
                                                   Secretary
                  Peggy L. Coppola                 Vice President
                  William D. Ford                  Vice President and National
                                                     Accounts Director
                  Keith Roddy                      Vice President and National
                                                     Sales Director
                  Earl C. Harry                    Treasurer

                  (c) GISC, as the principal underwriter of the Registrant's variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year:

Net Underwriting       Compensation on
 Discounts and          Redemption or       Brokerage
  Commissions           Annuitization      Commissions         Compensation
----------------       ---------------     -----------         ------------
      N/A                    N/A               N/A                  N/A


Item 30.          Location of Accounts and Records

                  Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.          Management Services

                  None.

Item 32.          Undertakings

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account F, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 24th of April, 2001.


                                            The Guardian Separate Account F
                                            (Registrant)

                                            By: THE GUARDIAN INSURANCE & ANNUITY
                                                   COMPANY, INC.
                                                   (Depositor)

                                            By: /s/ Bruce C. Long
                                                --------------------------------
                                                Bruce C. Long
                                                Executive Vice President

      As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.



/s/ Joseph D. Sargent*                      President, Chief Executive
-----------------------------------           Officer and Director
Joseph D. Sargent
(Principal Executive Officer)

/s/ Frank J. Jones*                         Executive Vice President, Chief
-----------------------------------           Investment Officer and Director
Frank J. Jones
(Principal Financial Officer)

/s/ Frank L. Pepe                           Vice President and Controller
-----------------------------------
Frank L. Pepe
(Principal Accounting Officer)

/s/ Bruce C. Long                           Executive Vice President
-----------------------------------           and Director
Bruce C. Long


/s/ Armand M. dePalo*                       Director
-----------------------------------
Armand M. dePalo

/s/ Dennis J. Manning*                      Director
-----------------------------------
Dennis J. Manning


/s/ Edward K. Kane*                         Executive Vice President
-----------------------------------           and Director
Edward K. Kane



/s/ Peter L. Hutchings*                     Director
-----------------------------------
Peter L. Hutchings


By /s/ Bruce C. Long                        Date: April 24, 2001
   --------------------------------
           Bruce C. Long
     Executive Vice President
*  Pursuant to a Power of Attorney

                                  Exhibit Index

Number            Description



6                 Amendment to Certificate of Incorporation


10                Consent of PricewaterhouseCoopers LLP


13(b)             Powers of attorney